1933 Act File No. 33-29838
                                                 1940 Act File No. 811-5843

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             ___X__

      Pre-Effective Amendment No.
                                  ------------------------

      Post-Effective Amendment No. __16__                           ___X__

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     ___X__

      Amendment No.  ___14___                                       ___X__

                        CASH TRUST SERIES, INC.

          (Exact Name of Registrant as Specified in Charter)

    Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
               (Address of Principal Executive Offices)

                            (412) 288-1900

                    (Registrant's Telephone Number)

                      John W. McGonigle, Esquire,
                      Federated Investors Tower,

                  Pittsburgh, Pennsylvania 15222-3779
                (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on SEPTEMBER 30, 1997 pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule
    485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on JULY 15, 1997; or intends to file the Notice required by that Rule on or about
    ____________; or during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the

   Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                                Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W. 20037

Washington, D.C. 20037

                         CROSS-REFERENCE SHEET

     This Amendment to the Registration Statement of CASH TRUST
SERIES, INC., which is comprised of four portfolios: (1) Government Cash Series; (2) Municipal Cash Series: (3) Prime Cash Series; and (4) Treasury Cash Series, is comprised of the following:

PART A.         INFORMATION REQUIRED IN A PROSPECTUS.


                                                              Prospectus Heading

                                                              (RULE 404(C) CROSS REFERENCE)

Item 1.           Cover Page..................................(1-4) Cover Page.

Item 2.           Synopsis                                    (1-4) Summary of Fund Expenses.
Item 3.           Condensed Financial

                  Information.................................(1-4) Performance Information; (1-4) Financial
                                                              Highlights.

Item 4.           General Description of

                  Registrant..................................(1-4) General Information; (1-4) Investment
                                                              Information; (1-4) Investment Objective; (1-4)
                                                              Investment Policies; (1-4) Investment Limitations;
                                                              (2) Municipal Securities; (2,3) Investment Risks.

Item 5.           Management of the Fund......................(1-4) Fund Information; (1-4) Management of the
                                                              Fund; (1-4) Distribution of Shares; (1-4)
                                                              Administration of the Fund.

Item 6.           Capital Stock and Other

                  Securities..................................(1-4) Account and Share Information; (1-4)
                                                              Dividends; (1-4) Capital Gains; (1-4) Confirmations
                                                              and Account Statements; (1-4) Accounts with Low
                                                              Balances; (1-4) Voting Rights; (1-4) Tax
                                                              Information; (1-4) Federal Income Tax; (1-4) State

                                                              and Local Taxes.

Item 7.           Purchase of Securities Being

                  Offered.....................................(1-4) Net Asset Value; (1-4) How to Purchase
                                                              Shares; (1-4) Purchasing Shares Through a Financial
                                                              Institution; (1-4) Purchasing Shares by Wire; (1-4)
                                                              Purchasing Shares by Check; (1-4) Special Purchase

                                                              Features.

Item 8.           Redemption or Repurchase....................(1-4) How to Redeem Shares; (1-4) Redeeming Shares
                                                              Through a Financial Institution; (1-4) Redeeming
                                                              Shares by Telephone; (1-4) Redeeming Shares by
                                                              Mail; (1-4) Special Redemption Features.

Item 9.           Pending Legal Proceedings                   None.




PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION:

Item 10.          Cover Page..................................(1-4) Cover Page.

Item 11.          Table of Contents                           (1-4) Table of Contents.

Item 12.          General Information and

                  History                                     (1-4) About Federated Investors.

Item 13.          Investment Objectives and

                  Policies....................................(1-4) Investment Policies; (1-4) Investment
                                                              Limitations.

Item 14.          Management of the Fund......................(1-4) Cash Trust Series, Inc. Management.

Item 15.          Control Persons and Principal

                  Holders of Securities                       Not Applicable.

Item 16.          Investment Advisory and Other

                  Services....................................(1-4) Investment Advisory Services; (1-4) Other
                                                              Services.

Item 17.          Brokerage Allocation.                       (1-4) Brokerage Transactions.

Item 18.          Capital Stock and Other

                  Securities                                  Not Applicable.

Item 19.          Purchase, Redemption and
                  Pricing of Securities

                  Being Offered...............................(1-4) Determining Net Asset Value; (1-4) Redemption
                                                              in Kind.

Item 20.          Tax Status                                  (1-4) The Fund's Tax Status.

Item 21.          Underwriters................................(1-4) Distribution Plan and Shareholder Services.

Item 22.          Calculation of Performance

                  Data                                        (1-4) Performance Information.

Item 23.          Financial Statements........................Incorporated  by reference  to the Annual  Reports to
                                                              Shareholders  of the Funds  dated May 31,  1997 (File
                                                              Nos. 33-29838 and 811-5843).








GOVERNMENT CASH SERIES



(A Portfolio of Cash Trust Series, Inc.)


PROSPECTUS

The shares of Government Cash Series (the "Fund") offered by this prospectus represent interests in a portfolio of Cash Trust Series, Inc. (the "Company"), an open-end management investment company (a mutual fund). The Fund invests in short-term U.S. government securities to achieve current income consistent with stability of principal and liquidity.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO
ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.      This prospectus
contains the information you should read and know before you invest in
the Fund. Keep this prospectus for future reference.     The Fund has
also filed a Statement of Additional Information dated September 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE

CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997



TABLE OF CONTENTS



 Summary of Fund Expenses 1 Financial Highlights 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Limitations 4 Fund Information 4 Management of the Fund 4 Distribution of Shares 5 Administration of the Fund 6 Net Asset Value 6 How to Purchase Shares 6 Purchasing Shares through a Financial Institution 6 Purchasing Shares by Wire 6 Purchasing Shares by Check 7 Special Purchase Features 7 How to Redeem Shares 7 Redeeming Shares Through a Financial Institution 7 Redeeming Shares by Telephone 7 Redeeming Shares by Mail 7 Special Redemption Features 8 Account and Share Information 8 Dividends 8 Capital Gains 8 Confirmations and Account Statements 8 Accounts with Low Balances 8 Voting Rights 8 Tax Information 9 Federal Income Tax 9 State and Local Taxes 9 Performance Information 9



SUMMARY OF FUND EXPENSES



                              SHAREHOLDER TRANSACTION EXPENSES

        Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested
 Dividends (as a percentage of offering price) None Contingent
 Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable) None Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

                                  ANNUAL OPERATING EXPENSES

 (As a percentage of average net assets)

 Management Fee (after waiver)(1)                                                            0.40%
 12b-1 Fee(2)                                                                                0.10%
 Total Other Expenses                                                                        0.49%

    Shareholder Services Fee                                                           0.25%
 Total Operating Expenses(3)                                                                 0.99%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The maximum 12b-1 fee is 0.35%.

(3) The total operating expenses would have been 1.09% absent the voluntary waiver of a portion of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL

ASSOCIATION OF SECURITIES DEALERS, INC.



 EXAMPLE

 You would pay the following expenses on a $1,000 investment, assuming
 (1) 5% annual return and (2) redemption at the end of each time period.

 1 Year                                                                                        $ 10
 3 Years                                                                                       $ 32
 5 Years                                                                                       $ 55
 10 Years                                                                                      $121




THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated July 8, 1997, on the Fund's Financial Statements for the year ended May 31, 1997, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.


                                                      YEAR ENDED MAY 31,

                           1997     1996     1995     1994    1993      1992     1991   1990(A)
 NET ASSET VALUE,
 BEGINNING OF PERIOD      $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
 INCOME FROM INVESTMENT

 OPERATIONS

 Net investment income      0.04     0.05     0.04     0.02     0.03     0.04     0.07     0.06
 LESS DISTRIBUTIONS

 Distributions from net

 investment income         (0.04)   (0.05)   (0.04)   (0.02)   (0.03)   (0.04)   (0.07)   (0.06)
 NET ASSET VALUE, END OF

 PERIOD                   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
 TOTAL RETURN(B)            4.54%    4.85%    4.43%    2.45%    2.54%    4.33%    6.80%    6.53%
 RATIOS TO AVERAGE NET

 ASSETS

 Expenses                   0.99%    0.99%    0.99%    0.99%    0.99%    0.98%    0.94%    0.73%*
 Net investment income      4.45%    4.75%    4.35%    2.41%    2.53%    4.25%    6.48%    7.74%*
 Expense waiver/
 reimbursement(c)           0.10%    0.30%    0.08%    0.09%    0.06%    0.06%    0.13%    0.32%*
 SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)   $530,367 $448,129 $453,096 $401,334 $400,231 $550,675 $631,718 $493,995

* Computed on an annualized basis.

(a) Reflects operations for the period from August 23, 1989 (date of initial public investment) to May 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED MAY 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.



GENERAL INFORMATION



The Company was established as a Maryland corporation under Articles of Incorporation dated February 1, 1993. The Articles of Incorporation permit the Company to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker/dealers as a convenient means of accumulating an interest in a professionally managed portfolio investing only in short-term U.S. government securities. A minimum initial investment of $10,000 is required except
for retirement plans.      The Fund attempts to stabilize the value of
a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES



The Fund pursues its investment objective by investing only in a portfolio of U.S. government securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Directors (the "Directors") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.



ACCEPTABLE INVESTMENTS



The Fund invests only in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:



   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;



   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

   * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

   * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:



   * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

   * discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

   * the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.



AGENCY MASTER DEMAND NOTES

The Fund may enter into master demand notes with various federal agencies and instrumentalities. Under a master demand note, the Fund has the right to increase or decrease the amount of the note on a daily basis within specified maximum and minimum amounts. Master demand notes also normally provide for full or partial repayment upon seven or more days notice by either the Fund or the borrower and bear interest at a variable rate. The Fund relies on master demand notes, in part, to provide daily liquidity. To the extent that the Fund cannot obtain liquidity through master demand notes, it may be required to maintain a larger cash position, invest more assets in securities with current maturities or dispose of assets at a gain or
loss to maintain sufficient liquidity.      WHEN-ISSUED AND DELAYED
DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase
prices.     The Fund may dispose of a commitment prior to settlement
if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such
commitments.      LENDING OF PORTFOLIO SECURITIES     In order to
generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Directors and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
     INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of its total assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Company's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES



The adviser receives an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated
Investors.     Federated Advisers and other subsidiaries of Federated
Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Company and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.



DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers to provide distribution and/or administrative services as agents for their clients or customers. These services may include, but are not limited to the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests.

The distributor will pay financial institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Directors of the Fund provided that for any period the total amount of these fees shall not exceed an annual rate of 0.35% of the average net asset value of shares subject to the Plan held during the period by clients or customers of financial institutions. The current annual rate of such fees is 0.35%. Any fees paid by the distributor under the Plan, will be reimbursed from the assets of the Fund.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time
by the Fund and Federated Shareholder Services.      SUPPLEMENTAL
PAYMENTS TO FINANCIAL INSTITUTIONS     In addition to payments made
pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment
adviser or its affiliates.      ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES



Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors
specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS




 0.150%         on the first $250 million
 0.125%          on the next $250 million
 0.100%          on the next $250 million
 0.075%      on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net
asset value will always remain at $1.00 per share.     The net asset
value is determined at 12:00 noon, 3:00 p.m. (Central time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
HOW TO PURCHASE SHARES     Shares are sold at their net asset value,
without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more or additional investments of as little as $500. The minimum initial investment and subsequent investments for retirement plans are only $1,000 and $500, respectively. Financial institutions may impose
different minimum investment requirements on their customers.      In
connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE

Shares may be purchased by wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Government Cash Series; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Government Cash Series. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM

A minimum of $500 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION

Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE



Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to
unauthorized or fraudulent telephone instructions.      In the event
of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary
public.      SPECIAL REDEMPTION FEATURES

CHECK WRITING

Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD

Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM



If a shareholder's account has a value of at least $10,000, other than retirement accounts subject to required minimum distributions, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program
through their financial institutions or the Fund.      ACCOUNT AND
SHARE INFORMATION

DIVIDENDS


Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.



CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Company owned by a shareholder gives that shareholder one vote in Director elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Company have equal voting rights, except that in matters affecting only a particular portfolio, only shareholders of that portfolio are entitled to vote. The Company is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Company's or the Fund's operation and for election of Directors under certain circumstances.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares of the Company.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Company's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Company shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION



From time to time, the Fund advertises its yield, effective yield and total return.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

GOVERNMENT CASH SERIES

Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Advisers
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and
Trust Company

P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT

Federated Shareholder
Services Company

P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT

PUBLIC ACCOUNTANTS

Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222

[Graphic]

GOVERNMENT CASH SERIES

(A Portfolio of Cash Trust Series, Inc.)

PROSPECTUS


SEPTEMBER 30, 1997


An Open-End Management Investment Company

Federated Securities Corp., Distributor

Cusip 147551204


9080103A (9/97)



[Graphic]

GOVERNMENT CASH SERIES

(A PORTFOLIO OF CASH TRUST SERIES, INC.)

STATEMENT OF ADDITIONAL INFORMATION



This Statement of Additional Information should be read with the prospectus of Government Cash Series (the "Fund"), a portfolio of Cash Trust Series, Inc. (the "Company") dated September 30, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INVESTORS TOWER

PITTSBURGH, PA 15222-3779



Statement dated September 30, 1997



[Graphic]

Cusip 147551204


9080103B (9/97)



TABLE OF CONTENTS

 INVESTMENT POLICIES 1 Acceptable Investments 1 When-Issued and Delayed Delivery Transactions 1 Repurchase Agreements 1 Reverse Repurchase Agreements 1 Lending of Portfolio Securities 1 INVESTMENT LIMITATIONS 1 Selling Short and Buying on Margin 1 Issuing Senior Securities and Borrowing Money 2 Pledging Assets 2 Lending Cash or Securities 2 Investing in Commodities 2 Investing in Real Estate 2 Underwriting 2 Concentration of Investments 2 Diversification of Investments 2 Investing in Restricted Securities 2 Investing in Illiquid Securities 2 Investing in Securities of Other Investment Companies 3 Investing in Control 3 Investing in Options 3 Regulatory Compliance 3 CASH TRUST SERIES, INC. MANAGEMENT 4 Share Ownership 7 Director Compensation 8 Director Liability 8 INVESTMENT ADVISORY SERVICES 9 Investment Adviser 9 Advisory Fees 9 BROKERAGE TRANSACTIONS 9 OTHER SERVICES 9 Fund Administration 9 Custodian and Portfolio Accountant 9 Transfer Agent 10 Independent Public Accountants 10 Distribution Plan and Shareholder Services 10 DETERMINING NET ASSET VALUE 10 REDEMPTION IN KIND 11 THE FUND'S TAX STATUS 11 PERFORMANCE INFORMATION 11 Yield 11 Effective Yield 11 Total Return 11 Performance Comparisons 12 Economic and Market Information 12 ABOUT FEDERATED INVESTORS 12 Mutual Fund Market 13 Financial Statements 13

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Directors (the "Directors") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than that of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities. The Fund may purchase variable rate U.S. government securities upon the determination by the Board of Directors that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.



The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of the portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to ensure
completion of the reverse repurchase agreements.      PLEDGING ASSETS
    The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the
time of the borrowing.      LENDING CASH OR SECURITIES

The Fund will not lend any assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding money market instruments, including repurchase agreements and variable rate U.S. government securities permitted by its investment objective, policies, limitations, or Articles of Incorporation.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, including limited partnership interests.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The U.S. government is not considered to be an industry.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN RESTRICTED SECURITIES

The Fund will not invest in securities subject to restrictions on resale under federal securities law.

INVESTING IN ILLIQUID SECURITIES



The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for
settlement in more than seven days after notice.      INVESTING IN
SECURITIES OF OTHER INVESTMENT COMPANIES     The Fund will not
purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL

The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

CASH TRUST SERIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Cash Trust Series, Inc., and principal occupations.

John F. Donahue@*

Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Director



Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice

President and Director of the Company.



Thomas G. Bigley



15 Old Timber Trail



Pittsburgh, PA

Birthdate: February 3, 1934

Director



Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.

Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North

Naples, FL

Birthdate: June 23, 1937

Director

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or

Trustee of the Funds.

William J. Copeland

One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Director

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue*

Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President and Director

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.

James E. Dowd

571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Director



Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*

3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Director

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@

Miller, Ament, Henny & Kochuba
205 Ross Street

Pittsburgh, PA

Birthdate: June 18, 1924

Director

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western

Region; Director or Trustee of the Funds.

Peter E. Madden



One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL



Birthdate: March 16, 1942

Director

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer


203 Kensington Ct.



Pittsburgh, PA

Birthdate: October 6, 1926

Director



Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of

the Funds.



John E. Murray, Jr., J.D., S.J.D.

President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Director



President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.



Wesley W. Posvar

1202 Cathedral of Learning
University of Pittsburgh

Pittsburgh, PA

Birthdate: September 14, 1925

Director



Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts

4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Director



Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.



Richard B. Fisher

Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward C. Gonzales

Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle

Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

* This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Directors and Officers, "Funds" includes the following investment companies:



111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.
- 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.



SHARE OWNERSHIP

Officers and Directors as a group own less than 1% of the Fund.     As
of September 5, 1997, the following shareholder(s) of record owned 5% or more of the outstanding shares of the Fund: Scott & Stringfellow, Inc., Richmond, Virginia, owned approximately 32,939,305 shares (5.85%); Kirpet Co., Omaha, Nebraska, owned approximately 52,854,585 shares (9.40%); Bank of America NT & SA, Los Angeles, California, owned approximately 53,069,262 shares (9.43%); and BHC Securities, Inc., Philadelphia, Pennsylvania owned approximately 54,414,873 shares
(9.67%).      DIRECTOR COMPENSATION

                       AGGREGATE

NAME,                 COMPENSATION

POSITION WITH              FROM              TOTAL COMPENSATION PAID
FUND                      FUND*#                 FROM FUND COMPLEX+


John F. Donahue           $0                     $0 for the Fund and
Chairman and Director                         56 other investment companies in the Fund Complex

Thomas G. Bigley           $4,068.51            $108,725 for the Fund and
Director                                         56 other investment companies in the Fund Complex

John T. Conroy, Jr.        $4,476.02           $119,615 for the Fund and
Director                                         56 other investment companies in the Fund Complex

William J. Copeland        $4,476.02           $119,615 for the Fund and
Director                                         56 other investment companies in the Fund Complex

J. Christopher Donahue         $0               $0 for the Fund and
Director                                         18 other investment companies in the Fund Complex

James E. Dowd              $4,476.02            $119,615 for the Fund and
Director                                         56 other investment companies in the Fund Complex

Lawrence D. Ellis          $4,068.51           $108,725 for the Fund and
Director                                         56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.     $4,476.02           $119,615 for the Fund and
Director                                         56 other investment companies in the Fund Complex

Peter E. Madden             $4,068.51           $108,725 for the Fund and
Director                                         56 other investment companies in the Fund Complex

Gregor F. Meyer             $4,068.51           $108,725 for the Fund and
Director                                         56 other investment companies in the Fund Complex

John E. Murray, Jr.         $4,068.51           $108,725 for the Fund and
Director                                         56 other investment companies in the Fund Complex

Wesley W. Posvar           $4,068.51           $108,725 for the Fund and
Director                                         56 other investment companies in the Fund Complex

Marjorie P. Smuts           $4,068.51           $108,725 for the Fund and
Director                                         56 other investment companies in the Fund Complex

* Information is furnished for the fiscal year ended May 31, 1997.

# The aggregate compensation is provided for the Company which is comprised of four portfolios.

+ The information is provided for the last calendar year.



DIRECTOR LIABILITY

The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the Company, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company.

ADVISORY FEES



For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended May 31, 1997, 1996, and 1995 the adviser earned $2,761,277, $2,411,464, and $2,041,481, respectively, of which
$533,592, $234,663, and $311,977, respectively, were waived.
BROKERAGE TRANSACTIONS     When selecting brokers and dealers to
handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended May 31, 1997, 1996 and 1995,
the Fund paid no brokerage commissions.      Although investment
decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION



Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended May 31, 1997, 1996, and 1995, the Administrators earned $417,215,
$364,861, and $309,080, respectively.



CUSTODIAN AND PORTFOLIO ACCOUNTANT



State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket
expenses.      TRANSFER AGENT     Federated Services Company, through
its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type and number of
accounts and transactions made by shareholders.      INDEPENDENT
PUBLIC ACCOUNTANTS

The independent public accountants for the Fund are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES



These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.



Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.



For the fiscal year ended May 31, 1997, payments in the amount of $552,256 were made pursuant to the Plan, all of which was paid to financial institutions. In addition, for the fiscal year, the Fund paid shareholder service fees in the amount of $1,380,639.

DETERMINING NET ASSET VALUE

The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the
opposite may be true.     The Fund's use of the amortized cost method
of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
     REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Fund's yield for the seven-day period ended May 31, 1997, was
4.58%.      EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

The Fund's effective yield for the seven-day period ended May 31, 1997, was 4.69%.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming
the monthly reinvestment of all dividends and distributions.     The
Fund's average annual total returns for the one-year period and five-year period ended May 31, 1997, and for the period from August 23, 1989, (date of initial public investment) through May 31, 1997,
were 4.54%, 3.76% and 4.67%, respectively.      PERFORMANCE
COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   * Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



   * IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.



   * Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION



Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company
Institute.      ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making --structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
    In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated Investors managed more than $50.3 billion in assets across 50 money market funds, including 18 government, 11 prime and 21 municipal with assets approximating $28.0 billion, $12.8 billion and $9.5 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.



MUTUAL FUND MARKET



Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the
more than 6,000 funds available.*      Federated Investors, through
its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.



BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.



BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES



Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.



FINANCIAL STATEMENTS



The financial statements for Government Cash Series for the fiscal year ended May 31, 1997, are incorporated herein by reference to the Annual Report to Shareholders of Government Cash Series dated May 31, 1997.



* Source: Investment Company Institute

Municipal Cash Series

(A Portfolio of Cash Trust Series, Inc.)

PROSPECTUS

The shares of Municipal Cash Series (the "Fund") offered by this prospectus represent interests in a portfolio of Cash Trust Series, Inc. (the "Company"), an open-end management investment company (a mutual fund). The Fund invests in short-term municipal securities to achieve current income exempt from federal regular income tax consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated September 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE

CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997



TABLE OF CONTENTS



 Summary of Fund Expenses 1 Financial Highlights 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Municipal Securities 5 Investment Risks 5 Investment Limitations 5 Fund Information 5 Management of the Fund 5 Distribution of Shares 6 Administration of the Fund 7 Net Asset Value 7 How to Purchase Shares 7 Purchasing Shares Through a Financial Institution 7 Purchasing Shares by Wire 8 Purchasing Shares by Check 8 Special Purchase Features 8 How to Redeem Shares 8 Redeeming Shares Through a Financial Institution 8 Redeeming Shares by Telephone 8 Redeeming Shares by Mail 9 Special RedemptionFeatures 9 Account and Share Information 9 Dividends 9 Capital Gains 9 Confirmations and Account Statements 9 Accounts with Low Balances 9 Voting Rights 10 Tax Information 10 Federal Income Tax 10 State and Local Taxes 10 Performance Information 11



SUMMARY OF FUND EXPENSES



                               SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)               None
 Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering
 price)                                                                                      None
 Contingent Deferred Sales Charge (as a percentage of original purchase price or
 redemption proceeds, as applicable)                                                         None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                          None
 Exchange Fee                                                                                None
                                  ANNUAL OPERATING EXPENSES
                          (As a percentage of average net assets)

 Management Fee (after waiver)(1)                                                            0.41%
 12b-1 Fee(2)                                                                                0.10%
 Total Other Expenses                                                                        0.48%

       Shareholder Services Fee                                                        0.25%
 Total Operating Expenses(3)                                                                 0.99%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The maximum 12b-1 fee is 0.35%.

(3) The total Fund operating expenses were 1.08% absent the voluntary waiver of a portion of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL

ASSOCIATION OF SECURITIES DEALERS, INC.


 EXAMPLE

 You would pay the following expenses on a $1,000 investment, assuming
 (1) 5% annual return and (2) redemption at the end of each time period.

 1 Year                                                                                        $ 10
 3 Years                                                                                       $ 32
 5 Years                                                                                       $ 55
 10 Years                                                                                      $121


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated July 8, 1997, on the Fund's Financial Statements for the year ended May 31, 1997, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.


                                                       YEAR ENDED MAY 31,

                                1997    1996     1995     1994     1993    1992     1991   1990(A)
 NET ASSET VALUE, BEGINNING     $ 1.00  $ 1.00    $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00   $ 1.00
 OF PERIOD
 INCOME FROM INVESTMENT

 OPERATIONS

   Net investment income          0.03    0.03      0.03     0.02     0.03    0.04     0.05     0.04
 LESS DISTRIBUTIONS

   Distributions from net        (0.03)  (0.03)    (0.03)   (0.02)   (0.03)  (0.04)   (0.05)   (0.04)
   investment income
 NET ASSET VALUE, END OF        $ 1.00  $ 1.00    $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00   $ 1.00
 PERIOD

 TOTAL RETURN(B)                 2.80%   3.04%     2.84%    1.83%    2.11%   3.53%    5.24%    4.68%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                      0.99%   0.99%     0.99%    0.99%    0.99%   0.98%    0.94%   0.73%*
   Net investment income         2.75%   2.99%     2.76%    1.81%    2.10%   3.42%    5.02%   5.76%*
   Expense                       0.09%   0.33%     0.05%    0.06%    0.03%   0.03%    0.17%   0.45%*
   waiver/reimbursement(c)
 SUPPLEMENTAL DATA

   Net assets, end of period  $515,060 $478,605 $445,164 $574,801 $456,205 $516,814$403,151 $195,897
   (000 omitted)

* Computed on an annualized basis.

(a) Reflects operations for the period from August 25, 1989 (date of initial public investment) to May 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED MAY 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.



GENERAL INFORMATION

The Company was established as a Maryland corporation under Articles of Incorporation dated February 1, 1993. The Articles of Incorporation permit the Company to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers, and broker/dealers as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans because it invests in municipal securities. A minimum initial investment of $10,000 is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES



The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Directors (the "Directors") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.



ACCEPTABLE INVESTMENTS

The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

   * tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

   * bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

   * municipal commercial paper and other short-term notes; * variable rate demand notes; * municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

   * participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS



The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal
Securities.      MUNICIPAL LEASES

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS



The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase
prices.      The Fund may dispose of a commitment prior to settlement
if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES



As a matter of fundamental investment policy, which cannot be changed without shareholder approval, the Fund may invest no more than 10% of its net assets in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. The Fund, as a matter of non-fundamental investment policy, will limit investments in illiquid securities, including non-negotiable time deposits, to 10% of its net assets. TEMPORARY INVESTMENTS

From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).



Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Municipal Securities is subject to the federal alternative minimum tax.



MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities
experience financial difficulties.     Obligations of issuers of
Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. The Fund's concentration in Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of its total assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval.



FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Company's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES



The adviser receives an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated
Investors.     Federated Advisers and other subsidiaries of Federated
Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through
4,500 financial institutions nationwide.      Both the Company and the
adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers to provide distribution and/or administrative services as agents for their clients or customers. These services may include, but are not limited to the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests.

The distributor will pay financial institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon such fees will be paid will be determined from time to time by the Directors of the Fund provided that for any period the total amount of these fees shall not exceed an annual rate of 0.35% of the average net asset value of shares subject to the Plan held during the period by clients or customers of financial institutions. The current annual rate of such fees is 0.35%. Any fees paid by the distributor under the Plan will be reimbursed from the assets of the Fund.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.



ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES



Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS

 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net
asset value will always remain at $1.00 per share.     The net asset
value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more or additional investments of as little as $500. Financial institutions may impose
different minimum investment requirements on their customers.      In
connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE

Shares may be purchased by wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Municipal Cash Series; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Municipal Cash Series. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM

A minimum of $500 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION

Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the
telephone number listed on your account statement.     Telephone
instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized
or fraudulent telephone instructions.      In the event of drastic
economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL



Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified
mail to the address noted above.      The written request should
state: the Fund name; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a
redemption request is processed.     Shareholders requesting a
redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not
accept signatures guaranteed by a notary public.      SPECIAL
REDEMPTION FEATURES

CHECK WRITING

Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD

Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM



If a shareholder's account has a value of at least $10,000, other than retirement accounts subject to required minimum distributions, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program
through their financial institutions or the Fund.      ACCOUNT AND
SHARE INFORMATION

DIVIDENDS


Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.



CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions
(except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Company owned by a shareholder gives that shareholder one vote in Director elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Company have equal voting rights, except that in matters affecting only a particular portfolio, only shareholders of that portfolio are entitled to vote. The Company is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Company's or the Fund's operation and for election of Directors under certain circumstances.



Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting shall be called by the Directors upon the written request of shareholders owning at least 10% of the
outstanding shares of the Company.     As of September 5, 1997,
McDonald & Co. Securities, Inc., Cincinnati, Ohio, owned 32.59% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.
TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Company's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Company shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION



From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

NOTES

[Graphic]

Municipal Cash Series

(A Portfolio of Cash Trust Series, Inc.)


PROSPECTUS

SEPTEMBER 30, 1997


An Open-End Management Investment Company

MUNICIPAL CASH SERIES

Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Advisers
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600 INDEPENDENT PUBLIC ACCOUNTANTS Deloitte & Touche LLP 2500 One PPG Place

Pittsburgh, PA 15222

Federated Securities Corp., Distributor


Cusip 147551303
9080102A (9/97)



[Graphic]

MUNICIPAL CASH SERIES

(A PORTFOLIO OF CASH TRUST SERIES, INC.)

STATEMENT OF ADDITIONAL INFORMATION



This Statement of Additional Information should be read with the prospectus of Municipal Cash Series (the "Fund"), a portfolio of Cash Trust Series, Inc. (the "Company") dated September 30, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INVESTORS TOWER
PITTSBURGH, PA 15222-3779

Statement dated September 30, 1997



[Graphic]

Federated Investors
Federated Securities Corp., Distributor

Cusip 147551303
9080102B (9/97)

[Graphic]

TABLE OF CONTENTS



 INVESTMENT POLICIES 1 Acceptable Investments 1 Participation Interests 1 Municipal leases 1 Ratings 1 When-Issued and Delayed Delivery Transactions 1 Repurchase Agreements 2 Reverse Repurchase Agreements 2 Credit Enhancement 2 INVESTMENT LIMITATIONS 2 Selling Short and Buying on Margin 2 Issuing Senior Securities and Borrowing Money 2 Pledging Assets 2 Lending Cash or Securities 3 Investing in Commodities 3 Investing in Real Estate 3 Underwriting 3 Concentration on Investments 3 Diversification of Investments 3 Investing in Restricted Securities 3 Investing in Illiquid Securities 3 Investing in Securities of Other Investment Companies 3 Investing for Control 3 Investing in Options 4 Regulatory Compliance 4 CASH TRUST SERIES, INC. MANAGEMENT 4 Share Ownership 8 Director Compensation 8 Director Liability 9 INVESTMENT ADVISORY SERVICES 9 Investment Adviser 9 Advisory Fees 9 BROKERAGE TRANSACTIONS 9 OTHER SERVICES 9 Fund Administration 9 Custodian and Portfolio Accountant 10 Transfer Agent 10 Independent Public Accountants 10 DISTRIBUTION PLAN AND SHAREHOLDER SERVICES 10 DETERMINING NET ASSET VALUE 10 REDEMPTION IN KIND 11 THE FUND'S TAX STATUS 11 PERFORMANCE INFORMATION 11 Yield 11 Effective Yield 11 Tax-Equivalent Yield 11 Tax-Equivalency Table 12 Total Return 12 Performance Comparisons 13 Economic and Market Information 13 ABOUT FEDERATED INVESTORS 13 Mutual Fund Market 14 Institutional Clients 14 Bank Marketing 14 Broker/Dealers and Bank Broker/Dealer Subsidiaries 14 FINANCIAL STATEMENTS 14 APPENDIX 15



INVESTMENT POLICIES



Unless indicated otherwise, the policies described below may be changed by the Board of Directors (the "Directors") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

PARTICIPATION INTERESTS

The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.

MUNICIPAL LEASES

The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Directors, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

CREDIT ENHANCEMENT

The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations or Articles of Incorporation.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, although it may invest in municipal securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments 25% or more of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of its assets, the Fund will not invest more than 10% of its total assets in the securities of any
one issuer.     Under this limitation, each governmental subdivision,
including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.

Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user. If in the case of an industrial development bond or governmental-issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.

INVESTING IN RESTRICTED SECURITIES

The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.



The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES



The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including non-negotiable time deposits.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL

The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS



The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

CASH TRUST SERIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Cash Trust Series, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower

Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Director



Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice

President and Director of the Company.




Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA



Birthdate: February 3, 1934

Director



Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Director

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or

Trustee of the Funds.

William J. Copeland
One PNC Plaza--23rd Floor

Pittsburgh, PA

Birthdate: July 4, 1918

Director

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue*
Federated Investors Tower

Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President and Director

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.

James E. Dowd
571 Hayward Mill Road

Concord, MA

Birthdate: May 18, 1922

Director



Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111

Pittsburgh, PA

Birthdate: October 11, 1932

Director

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street

Pittsburgh, PA

Birthdate: June 18, 1924

Director

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western

Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Director

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of the Funds.



Gregor F. Meyer
203 Kensington Ct.
Pittsburgh, PA



Birthdate: October 6, 1926

Director



Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of

the Funds.



John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University

Pittsburgh, PA

Birthdate: December 20, 1932

Director



President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.



Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh

Pittsburgh, PA

Birthdate: September 14, 1925

Director



Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Director

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

Richard B. Fisher
Federated Investors Tower

Pittsburgh, PA

Birthdate: May 17, 1923

President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward C. Gonzales
Federated Investors Tower

Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower

Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

* This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the
  Board of Directors handles the responsibilities of the Board between meetings of the Board.



As referred to in the list of Directors and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; and World Investment Series, Inc.
     SHARE OWNERSHIP

Officers and Directors as a group own less than 1% of the Fund.

As of September 5, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: BHC Securities, Inc., Philadelphia, PA, owned approximately 35,212,819 shares (6.55%) and McDonald & Co. Securities, Inc., Cincinnati, OH, owned approximately 175,230,603 shares (32.59%).

DIRECTOR COMPENSATION



                          AGGREGATE

NAME,                   COMPENSATION

POSITION WITH                FROM               TOTAL COMPENSATION PAID
COMPANY                    COMPANY*#              FROM FUND COMPLEX+

John F. Donahue,               $0         $0 for the Fund and
Chairman and Director                     56 other investment companies in the Fund Complex

Thomas G. Bigley,          $4,068.51      $108,725 for the Fund and
Director                                  56 other investment companies in the Fund Complex

John T. Conroy, Jr.,       $4,476.02      $119,615 for the Fund and
Director                                  56 other investment companies in the Fund Complex

William J. Copeland,       $4,476.02      $119,615 for the Fund and
Director                                  56 other investment companies in the Fund Complex

J. Christopher Donahue,        $0         $0 for the Fund and
Director                                  18 other investment companies in the Fund Complex

James E. Dowd,             $4,476.02      $119,615 for the Fund and
Director                                  56 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.,   $4,068.51      $108,725 for the Fund and
Director                                  56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.,   $4,476.02      $119,615 for the Fund and
Director                                  56 other investment companies in the Fund Complex

Peter E. Madden,           $4,068.51      $108,725 for the Fund and
Director                                  56 other investment companies in the Fund Complex

Gregor F. Meyer,           $4,068.51      $108,725 for the Fund and
Director                                  56 other investment companies in the Fund Complex

John E. Murray, Jr.,       $4,068.51      $108,725 for the Fund and
Director                                  56 other investment companies in the Fund Complex

Wesley W. Posvar,          $4,068.51      $108,725 for the Fund and
Director                                  56 other investment companies in the Fund Complex

Marjorie P. Smuts,         $4,068.51      $108,725 for the Fund and
Director                                  56 other investment companies in the Fund Complex

* Information is furnished for the fiscal year ended May 31, 1997.

# The aggregate compensation is provided for the Company which is comprised of four portfolios.



+ The information is provided for the last calendar year.

DIRECTOR LIABILITY

The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the Company, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company.

ADVISORY FEES



For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended May 31, 1997, 1996, and 1995, the adviser earned
$2,782,055, $2,478,141, and $2,619,462, respectively, of which
$497,998, $390,103, and $264,144, respectively, were waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended May 31, 1997, 1996,
and 1995, the Fund paid no brokerage commissions.      Although
investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION



Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended May 31, 1997, 1996, and 1995, the Administrators earned $420,342,
$374,937, and $396,587, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket
expenses.      TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Fund are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES



These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended May 31, 1997, payments in the amount of $556,411 were made pursuant to the Plan, all of which was paid to financial institutions. In addition, for the fiscal year, the Fund paid shareholder service fees in the amount of $1,391,027.

DETERMINING NET ASSET VALUE

The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the
opposite may be true.     The Fund's use of the amortized cost method
of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
     REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Fund's yield for the seven-day period ended May 31, 1997, was
3.06%.      EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

The Fund's effective yield for the seven-day period ended May 31, 1997, was 3.10%.

TAX-EQUIVALENT YIELD

The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 39.60% tax rate (the maximum effective federal rate for individuals) and assuming that the income is 100% tax exempt. The Fund's tax-equivalent yield for the seven-day period ended May 31, 1997, was 5.13%.
TAX-EQUIVALENCY TABLE

A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.



TAXABLE YIELD EQUIVALENT FOR 1997
MULTISTATE MUNICIPAL FUNDS
FEDERAL INCOME TAX BRACKET:

             15.00%     28.00%     31.00%     36.00%      39.60%
JOINT          $1-     $41,201-   $99,601-   $151,751-     OVER
RETURN       41,200     99,600     151,750   271,050     $271,050
SINGLE          $1-     $24,651-   $59,751-   $124,651-    OVER
RETURN       24,650     59,750     124,650    271,050    $271,050


TAX-EXEMPT

YIELD          TAXABLE YIELD EQUIVALENT

1.00%         1.18%      1.39%      1.45%      1.56%      1.66%
1.50%         1.76%      2.08%      2.17%      2.34%      2.48%
2.00%         2.35%      2.78%      2.90%      3.13%      3.31%
2.50%         2.94%      3.47%      3.62%      3.91%      4.14%
3.00%         3.53%      4.17%      4.35%      4.69%      4.97%
3.50%         4.12%      4.86%      5.07%      5.47%      5.79%
4.00%         4.71%      5.56%      5.80%      6.25%      6.62%
4.50%         5.29%      6.25%      6.52%      7.03%      7.45%
5.00%         5.88%      6.94%      7.25%      7.81%      8.28%
5.50%         6.47%      7.64%      7.97%      8.59%      9.11%
6.00%         7.06%      8.33%      8.70%      9.38%      9.93%
6.50%         7.65%      9.03%      9.42%     10.16%     10.76%
7.00%         8.24%      9.72%     10.14%     10.94%     11.59%
7.50%         8.82%     10.42%     10.87%     11.72%     12.42%
8.00%         9.41%     11.11%     11.59%     12.50%     13.25%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.

* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming
the monthly reinvestment of all dividends and distributions.     The
Fund's average annual total returns for the one-year period and five-year period ended May 31, 1997, and for the period from August 25, 1989 (date of initial public investment) through May 31, 1997,
were 2.80%, 2.52% and 3.34%, respectively.      PERFORMANCE
COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   * Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



   * IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.



   * Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION



Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company
Institute.      ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
    In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated Investors managed more than $50.3 billion in assets across 50 money market funds, including 18 government, 11 prime and 21 municipal with assets approximating $28.0 billion, $12.8 billion and $9.5 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the
more than 6,000 funds available.*      Federated Investors, through
its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.



BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

FINANCIAL STATEMENTS

The financial statements for Municipal Cash Series for the fiscal year ended May 31, 1997, are incorporated herein by reference to the Annual Report to Shareholders of Municipal Cash Series dated May 31, 1997.



* Source: Investment Company Institute

APPENDIX

STANDARD & POOR'S RATINGS GROUP



SHORT-TERM MUNICIPAL OBLIGATIONS RATINGS



A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC.

SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to
impairment sometime in the future.     NR--Indicates that both the
bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities
rated A-1 or P-1.      NR(1)--The underlying issuer/obligor/guarantor
has other outstanding debt rated "AAA" by S&P or "Aaa" by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "Aa" by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.

FITCH INVESTORS SERVICE, INC.

SHORT-TERM DEBT RATINGS DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Prime Cash Series

(A Portfolio of Cash Trust Series, Inc.)

PROSPECTUS

The shares of Prime Cash Series (the "Fund") offered by this prospectus represent interests in a portfolio of Cash Trust Series, Inc. (the "Company"), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to achieve current income consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated September 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE

CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997



TABLE OF CONTENTS



 Summary of Fund Expenses 1 Financial Highlights 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Risks 5 Investment Limitations 5 Fund Information 5 Management of the Fund 5 Distribution of Shares 6 Administration of the Fund 7 Net Asset Value 7 How to Purchase Shares 7 Purchasing Shares Through a Financial Institution 7 Purchasing Shares by Wire 8 Purchasing Shares by Check 8 Special Purchase Features 8 How to Redeem Shares 8 Redeeming Shares Through a Financial Institution 8 Redeeming Shares by Telephone 8 Redeeming Shares byMail 9 Special Redemtion Features 9 Account and Share Information 9 Dividends 9 Capital Gains 9 Confirmation and Account Statements 9 Accounts with Low Balances 9 Voting Rights 10 Tax Information 10 Federal Income Tax 10 State and Local Taxes 10 Performance Information 10



SUMMARY OF FUND EXPENSES



(As a percentage of average net assets)


                        SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering
 price)                                                                          None
 Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of
 offering price)                                                                 None
 Contingent Deferred Sales Charge (as a percentage of original purchase
 price or redemption proceeds, as applicable)                                    None
 Redemption Fee (as a percentage of amount redeemed, if applicable)              None
 Exchange Fee                                                                    None
                            ANNUAL OPERATING EXPENSES
                     (As a percentage of average net assets)

 Management Fee (after waiver)(1)                                                0.30%
 12b-1 Fee(2)                                                                    0.10%
 Total Other Expenses                                                            0.59%

    Shareholder Services Fee                                              0.25%
 Total Operating Expenses(3)                                                     0.99%



(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The maximum 12b-1 fee is 0.35%.

(3) The total operating expenses would have been 1.19% absent the voluntary waiver of a portion of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL

ASSOCIATION OF SECURITIES DEALERS, INC.



 EXAMPLE

 You would pay the following expenses on a $1,000 investment assuming
 (1) 5% annual return and (2) redemption at the end of each time period.

 1 year                                                                                        $ 10
 3 years                                                                                       $ 32
 5 years                                                                                       $ 55
 10 years                                                                                      $121


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated July 8, 1997, on the Fund's Financial Statements for the year ended May 31, 1997, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.


                                                      YEAR ENDED MAY 31,

                            1997       1996       1995      1994    1993     1992     1991   1990(A)
 NET ASSET VALUE,            $ 1.00     $ 1.00     $ 1.00   $ 1.00  $ 1.00   $ 1.00   $ 1.00   $ 1.00
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT

 OPERATIONS

   Net investment income       0.05       0.05       0.05     0.02    0.03     0.04     0.07     0.06
 LESS DISTRIBUTIONS

   Distributions from net     (0.05)     (0.05)     (0.05)   (0.02)  (0.03)   (0.04)   (0.07)   (0.06)
   investment income
 NET ASSET VALUE, END OF     $ 1.00     $ 1.00     $ 1.00   $ 1.00  $ 1.00   $ 1.00   $ 1.00    $1.00
 PERIOD

 TOTAL RETURN(B)              4.64%      4.90%      4.60%    2.48%   2.61%    4.37%    6.99%    6.56%
 RATIOS TO AVERAGE NET
 ASSETS

   Expenses                   0.99%      0.99%      0.99%    0.99%   0.99%    0.98%    0.94%   0.73%*
   Net investment income      4.55%      4.78%      4.57%    2.45%   2.58%    4.21%    6.50%   7.82%*
   Expense                    0.20%      0.38%      0.20%    0.18%   0.15%    0.22%    0.44%   0.46%*
 waiver/reimbursement(c)

 SUPPLEMENTAL DATA

   Net assets, end of    $2,363,382 $1,539,235 $1,027,083 $791,147 $796,832 $750,016 $562,465 $189,254
   period (000 omitted)



* Computed on an annualized basis.

(a) Reflects operations for the period from August 18, 1989 (date of initial public investment) to May 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED MAY 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.



GENERAL INFORMATION



The Company was established as a Maryland corporation under Articles of Incorporation dated February 1, 1993. The Articles of Incorporation permit the Company to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker/dealers as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial investment of $10,000 is required, except for
retirement plans.      The Fund attempts to stabilize the value of a
share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Directors (the "Directors") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS



The Fund invests in high quality money market instruments that are either rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

   * domestic issues of corporate debt obligations, including variable rate demand notes;

   * commercial paper (including Canadian Commercial Paper and
   Europaper); * certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

   * short-term credit facilities;
   * asset-backed securities;

   * obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and

   * other money market instruments.

The Fund invests only in instruments denominated and payable in U.S.
dollars.

  VARIABLE RATE DEMAND NOTES

  Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

  BANK INSTRUMENTS



  The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund or the Savings Association Insurance Fund. Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as
  Bank Instruments.      ASSET-BACKED SECURITIES

  Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

  SHORT-TERM CREDIT FACILITIES

  The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT



Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the
Fund and affect its share price.      DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase
prices.     The Fund may dispose of a commitment prior to settlement
if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such
commitments.      LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Directors and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

RESTRICTED AND ILLIQUID SECURITIES



As a matter of fundamental investment policy, which cannot be changed without shareholder approval, the Fund may invest no more than 10% of its net assets in restricted securities except Secion 4(2) commercial paper. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. As a matter of non-fundamental investment policy, the Fund will not invest more than 10% of its net assets in illiquid securities, including non-negotiable time deposits, restricted securities other than Section 4(2) commercial paper, and repurchase agreements providing for
settlement in more than seven days after notice.      CONCENTRATION OF
INVESTMENTS     As a matter of policy which cannot be changed without
shareholder approval, the Fund will invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified in the industry of their parent's corporation. In addition, the Fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment. Concentrating investments in one industry may subject
the Fund to more risk than if it did not concentrate.      INVESTMENT
RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of its total assets to secure such
borrowings.     The above investment limitations cannot be changed
without shareholder approval.      FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Company's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

  ADVISORY FEES



  The adviser receives an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

  ADVISER'S BACKGROUND

  Federated Advisers, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee
  of Federated Investors.     Federated Advisers and other
  subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Company and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.



DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers to provide distribution and/or administrative services as agents for their clients or customers. These services may include, but are not limited to the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests.

The distributor will pay financial institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Directors of the Fund provided that for any period the total amount of these fees shall not exceed an annual rate of 0.35% of the average net asset value of shares subject to the Plan held during the period by clients or customers of financial institutions. The current annual rate of such fees is 0.35%. Any fees paid by the distributor under the Plan, will be reimbursed from the assets of the Fund.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time
by the Fund and Federated Shareholder Services.      SUPPLEMENTAL
PAYMENTS TO FINANCIAL INSTITUTIONS     In addition to payments made
pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's
investment adviser or its affiliates.      ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES



Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS

 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net
asset value will always remain at $1.00 per share.     The net asset
value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
HOW TO PURCHASE SHARES     Shares are sold at their net asset value,
without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more or additional investments of as little as $500. The minimum initial investment and subsequent investment for retirement plans are only $1,000 and $500, respectively. Financial institutions may impose
different minimum investment requirements on their customers.      In
connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE

Shares may be purchased by wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Prime Cash Series; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Prime Cash Series. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM

A minimum of $500 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION

Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE



Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to
unauthorized or fraudulent telephone instructions.      In the event
of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary
public.      SPECIAL REDEMPTION FEATURES

CHECK WRITING

Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD

Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM



If a shareholder's account has a value of at least $10,000, other than retirement accounts subject to required minimum distributions, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program
through their financial institutions or the Fund.      ACCOUNT AND
SHARE INFORMATION

DIVIDENDS


Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.



CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Company owned by a shareholder gives that shareholder one vote in Director elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Company have equal voting rights, except that in matters affecting only a particular portfolio, only shareholders of that portfolio are entitled to vote. The Company is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Company's or the Fund's operation and for election of Directors under certain circumstances.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares of the Company.

TAX INFORMATION

FEDERAL INCOME TAX



The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Company's other portfolios will not be combined for tax purposes with those realized by the Fund.
     Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Company shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION



From time to time, the Fund advertises its yield, effective yield and total return.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

[Graphic]
Federated Investors

Prime Cash Series

(A Portfolio of Cash Trust Series,Inc.)



Prospectus
September 30, 1997



An Open-End Management Investment Company

PRIME CASH SERIES

Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Advisers
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN State Street Bank and Trust Company P.O. Box 8600 Boston, MA 02266-8600 TRANSFER AGENT AND DIVIDEND DISBURSING AGENT Federated
Shareholder Services Company P.O. Box 8600 Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor

Cusip 147551105
9080101A (9/97)



[Graphic]

PRIME CASH SERIES

(A PORTFOLIO OF CASH TRUST SERIES, INC.)

STATEMENT OF ADDITIONAL INFORMATION



This Statement of Additional Information should be read with the prospectus of Prime Cash Series (the "Fund"), a portfolio of Cash Trust Series, Inc. (the "Company") dated September 30, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
FEDERATED INVESTORS TOWER PITTSBURGH, PA 15222-3779     Statement
dated September 30, 1997      [Graphic]Federated Investors Federated
Securities Corp., Distributor

Cusip 147551105


9080101B (9/97)



[Graphic]

TABLE OF CONTENTS



 INVESTMENT POLICIES 1 Acceptable Investments 1 U.S. Government Securities 1 Bank Instruments 1 Ratings 1 When-Issued and Delayed Delivery Transactions 1 Repurchase Agreements 2 Restricted and Illiquid Securities 2 Reverse Repurchase Agreements 2 Credit Enhancements 2 Lending of Portfolio Securities 2 INVESTMENT LIMITATIONS 2 Selling Short and Buying on Margin 2 Issuing Senior Securities and Borrowing Money 2 Pledging Assets 3 Lending Cash or Securities 3 Investing in Commodities 3 Investing in Real Estate 3 Underwriting 3 Concentration of Investments 3 Diversification of Investments 3 Investing on Restricted Securities 3 Investing in Illiquid Securities 3 Investing in Securities of Other Investment Companies 4 Investing for Control 4 Investing in Options 4 Regulatory Compliance 4 CASH TRUST SERIES, INC. MANAGEMENT 4 Share Ownership 8 Director Compensation 8 Directory Liability 9 INVESTMENT ADVISORY SERVICES 9 Investment Advisory 9 Advisory Fees 9 BROKERAGE TRANSATIONS 9 OTHER SERVICES 9 Fund Administration 9 Custodian and Portfolio Accoutant 10 Transfer Agent 10 Independent Public Accountants 10 Distribution Plan and Shareholder Services 10 DETERMINING NET ASSET VALUE 10 REDEMPTION IN KIND 11 THE FUND'S TAX STATUS 11 PERFORMANCE INFORMATION 11 Yield 11 Effective Yield 11 Total Return 11 Performance Comparisons 12 Economic and Market Information 12 ABOUT FEDERATED INVESTORS 12 Mutual Fund Market 13 Institutional Clients 13 Bank Marketing 13 Broker/Dealer and Bank Broker/Dealer Subsidiaries 13 FINANCIAL STATEMENTS 13



INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Directors (the "Directors") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

U.S. GOVERNMENT SECURITIES

The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

* the full faith and credit of the U.S. Treasury;

* the issuer's right to borrow from the U.S. Treasury;

* the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

* the credit of the agency or instrumentality issuing the obligations.

BANK INSTRUMENTS



The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Fund may invest in: Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United
States.      RATINGS     A nationally recognized statistical rating
organization's ("NRSRO") two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1, or A-2 by Standard & Poor's Ratings Group ("S&P"), Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) or F-2 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will limit its investments in securities rated in the second highest short-term rating category e.g., A-2 by S&P, Prime-2 by Moody's, or F-2 (+ or -) by Fitch, to not more than 5% of its total assets, with not more than 1% invested in the securities of any one issuer. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance." An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory
Compliance."      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors.



RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that
Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Directors of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Directors, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.



REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

CREDIT ENHANCEMENT

The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat securities as having been issued by both the issuer and the credit enhancer.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of the portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

PLEDGING ASSETS



The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In these cases, it may pledge assets having market value not exceeding the lesser of the dollar or 10% of the value of total assets at the time of the pledge.



LENDING CASH OR SECURITIES



The Fund will not lend any assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding money market instruments, including reverse repurchase agreements and variable amount demand notes, permitted by its investment objective, policies,
limitations, or Articles of Incorporation.      INVESTING IN
COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE



The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or
interests in real estate.      UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS



The Fund will not invest 25% or more of the value of its total assets in any one industry except that the Fund will invest 25% or more of the value of its total assets in commercial paper issued by finance companies.

The Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities.



DIVERSIFICATION OF INVESTMENTS



With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that
issuer.      INVESTING ON RESTRICTED SECURITIES     The Fund will not
invest more than 10% of its net assets in securities subject to restrictions on resale under federal securities law, except for
Section 4(2) commercial paper.      The above limitations cannot be
changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES



The Fund will not invest more than 10% of the value of its net assets in illiquid securities including non-negotiable time deposits, restricted securities other than Section 4(2) commercial paper, and repurchase agreements providing for settlement in more than seven days after notice.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.



INVESTING FOR CONTROL



The Fund will not invest in securities of a company for the purpose of exercising control or management.



INVESTING IN OPTIONS



The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.



For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

CASH TRUST SERIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Cash Trust Series, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower

Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Director



Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice

President and Director of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA



Birthdate: February 3, 1934

Director



Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Director

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or

Trustee of the Funds.

William J. Copeland
One PNC Plaza--23rd Floor

Pittsburgh, PA

Birthdate: July 4, 1918

Director

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue*
Federated Investors Tower

Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President and Director

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.

James E. Dowd
571 Hayward Mill Road

Concord, MA

Birthdate: May 18, 1922

Director



Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111

Pittsburgh, PA

Birthdate: October 11, 1932

Director

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street

Pittsburgh, PA

Birthdate: June 18, 1924

Director

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western

Region; Director or Trustee of the Funds.



Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL



Birthdate: March 16, 1942

Director

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of the Funds.



Gregor F. Meyer
203 Kensington Ct.
Pittsburgh, PA



Birthdate: October 6, 1926

Director



Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of

the Funds.



John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University

Pittsburgh, PA

Birthdate: December 20, 1932

Director



President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.



Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh

Pittsburgh, PA

Birthdate: September 14, 1925

Director



Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Director



Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.



Richard B. Fisher
Federated Investors Tower

Pittsburgh, PA

Birthdate: May 17, 1923

President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward C. Gonzales
Federated Investors Tower

Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower

Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

* This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the
  Board of Directors handles the responsibilities of the Board between meetings of the Board.



As referred to in the list of Directors and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.
     SHARE OWNERSHIP     Officers and Directors as a group own less
than 1% of the Fund.

As of September 5, 1997, the following shareholder(s) of record owned 5% or more of the outstanding shares of the Fund: Primevest Financial Services, St. Cloud, MN, owned approximately 271,158,333 shares (8.97%) and BHC Securities, Inc., Philadelphia, PA, owned approximately 285,625,632 shares (9.45%).

DIRECTOR COMPENSATION


                           AGGREGATE

NAME,                    COMPENSATION

POSITION WITH                FROM                   TOTAL COMPENSATION PAID
FUND                         FUND*#                    FROM FUND COMPLEX+



John F. Donahue                $0       $0 for the Fund and
Chairman and Director                   56 other investment companies in the Fund Complex

Thomas G. Bigley           $4,068.51    $108,725 for the Fund and
Director                                56 other investment companies in the Fund Complex

John T. Conroy, Jr.        $4,476.02    $119,615 for the Fund
and Director                            56 other investment companies in the Fund Complex

William J. Copeland        $4,476.02    $119,615 for the Fund and
Director                                56 other investment companies in the Fund Complex

J. Christopher Donahue         $0       $0 for the Fund and
Director                                18 other investment companies in the Fund Complex

James E. Dowd              $4,476.02    $119,615 for the Fund and
Director                                56 other investment companies in the Fund Complex

Lawrence D. Ellis          $4,068.51    $108,725 for the Fund and
Director                                56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.    $4,476.02    $119,615 for the Fund and
Director                                56 other investment companies in the Fund Complex

Peter E. Madden            $4,068.51    $108,725 for the Fund and
Director                                56 other investment companies in the Fund Complex

Gregor F. Meyer            $4,068.51    $108,725 for the Fund and
Director                                56 other investment companies in the Fund Complex

John E. Murray, Jr.        $4,068.51    $108,725 for the Fund and
Director                                56 other investment companies in the Fund Complex

Wesley W. Posvar           $4,068.51    $108,725 for the Fund and
Director                                56 other investment companies in the Fund Complex

Marjorie P. Smuts          $4,068.51    $108,725 for the Fund and
Director                                56 other investment companies in the Fund Complex

* Information is furnished for the fiscal year ended May 31, 1997.

# The aggregate compensation is provided for the Company which is comprised of four portfolios.



+ The information is provided for the last calendar year.



DIRECTOR LIABILITY



The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the Company, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company.

ADVISORY FEES



For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended May 31, 1997, 1996, and 1995, the adviser earned
$10,596,936, $6,691,023, and $4,431,610, respectively, of which
$4,185,437, $1,766,935, and $1,803,372, respectively, were waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended May 31, 1997, 1996,
and 1995, the Fund paid no brokerage commissions.      Although
investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION



Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended May 31, 1997, 1996, and 1995, the Administrators earned $1,601,019,
$1,012,314, and $607,946, respectively.      CUSTODIAN AND PORTFOLIO
ACCOUNTANT     State Street Bank and Trust Company, Boston,
Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus
out-of-pocket expenses.      TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS



The independent public accountants for the Fund are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.



DISTRIBUTION PLAN AND SHAREHOLDER SERVICES



These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended May 31, 1997, payments in the amount of $2,119,387 were made pursuant to the Plan, all of which was paid to financial institutions. In addition, for the fiscal year, the Fund paid shareholder service fees in the amount of $5,298,468.

DETERMINING NET ASSET VALUE

The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the
opposite may be true.     The Fund's use of the amortized cost method
of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
     REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Fund's yield for the seven-day period ended May 31, 1997, was
4.70%.      EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

The Fund's effective yield for the seven-day period ended May 31, 1997, was 4.81%.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming
the monthly reinvestment of all dividends and distributions.     The
Fund's average annual total returns for the one-year period and five-year period ended May 31, 1997, and for the period from August 18, 1989 (date of initial public investment) through May 31, 1997,
were 4.64%, 3.84% and 4.76%, respectively.      PERFORMANCE
COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   * Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

   * IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

   * Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.



Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.



ECONOMIC AND MARKET INFORMATION



Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company
Institute.      ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
    In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated Investors managed more than $50.3 billion in assets across 50 money market funds, including 18 government, 11 prime and 21 municipal with assets approximating $28.0 billion, $12.8 billion and $9.5 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.



MUTUAL FUND MARKET



Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the
more than 6,000 funds available.*      Federated Investors, through
its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS



Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.



BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES



Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.



FINANCIAL STATEMENTS



The financial statements for Prime Cash Series for the fiscal year ended May 31, 1997, are incorporated herein by reference to the Annual Report to shareholders of Prime Cash Series dated May 31, 1997.

* Source: Investment Company Institute

TREASURY CASH SERIES

(A Portfolio of Cash Trust Series, Inc.)

PROSPECTUS

The shares of Treasury Cash Series (the "Fund") offered by this prospectus represent interests in a portfolio of Cash Trust Series, Inc. (the "Company"), an open-end management investment company (a mutual fund). The Fund invests in short-term U.S. Treasury securities to achieve current income consistent with stability of principal and liquidity.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO
ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.      This prospectus
contains the information you should read and know before you invest in
the Fund. Keep this prospectus for future reference.     The Fund has
also filed a Statement of Additional Information dated September 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE

CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997



TABLE OF CONTENTS

 Summary of Fund Expenses 1 Financial Highlights 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Limitations 3 Fund Information 4 Management of the Fund 4 Distribution of Shares 4 Administration of the Fund 5 Net Asset Value 5 How to Purchase Shares 5 Purchasing Shares through a Financial Institution 6 Purchasing Shares by Wire 6 Purchasing Shares by Check 6 Special Purchase Features 6 How to Redeem Shares 6 Redeeming Shares through a Financial Institution 6 Redeeming Shares by Telephone 6 Redeeming Shares by Mail 7 Special Redemption Features 7 Account and Share Information 7 Dividends 7 Capital Gains 7 Confirmations and Account Statements 8 Accounts with Low Balances 8 Voting Rights 8 Tax Information 8 Federal Income Tax 8 State and Local Taxes 8 Performance Information 8

SUMMARY OF FUND EXPENSES



                           SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)               None
 Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering
 price)                                                                                      None
 Contingent Deferred Sales Charge (as a percentage of original purchase price or
 redemption proceeds, as applicable)                                                         None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                          None
 Exchange Fee                                                                                None
                               ANNUAL OPERATING EXPENSES
                     (As a percentage of average net assets)

 Management Fee (after waiver)(1)                                                            0.47%
 12b-1 Fee(2)                                                                                0.10%
 Total Other Expenses                                                                        0.42%
 Shareholder Services Fee                                                              0.25%
 Total Operating Expenses(3)                                                                 0.99%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The maximum 12b-1 fee is 0.35%.

(3) The total operating expenses would have been 1.02% absent the voluntary waiver of a portion of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL

ASSOCIATION OF SECURITIES DEALERS, INC.



 EXAMPLE

 You would pay the following expenses on a $1,000 investment, assuming
 (1) 5% annual return and (2) redemption at the end of each time period.

 1 Year                                                                                        $ 10
 3 Years                                                                                       $ 32
 5 Years                                                                                       $ 55
 10 Years                                                                                      $121




THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated July 8, 1997, on the Fund's Financial Statements for the year ended May 31, 1997, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.


                          YEAR ENDED MAY 31,

                          1997     1996     1995     1994    1993     1992     1991    1990(A)
 NET ASSET VALUE,       $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT

 OPERATIONS

 Net investment income    0.04     0.05     0.04     0.02     0.02     0.04     0.07     0.02
 LESS DISTRIBUTIONS

 Distributions from net

 investment income       (0.04)   (0.05)   (0.04)   (0.02)   (0.02)   (0.04)   (0.07)    (0.02)
 NET ASSET VALUE,
 END OF PERIOD          $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00    $ 1.00
 TOTAL RETURN(B)          4.50%    4.83%    4.34%    2.37%    2.47%    4.24%    6.83%     2.42%
 RATIOS TO AVERAGE
 NET ASSETS

 Expenses                 0.99%    0.99%    0.99%    0.99%    0.99%    0.98%    0.88%     0.60%*
 Net investment income    4.41%    4.70%    4.26%    2.33%    2.46%    4.18%    6.39%     7.75%*
 Expense waiver/
 reimbursement(c)         0.03%    0.29%    0.08%    0.10%    0.04%    0.04%    0.22%     0.44%*
 SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted) $771,164 $593,730 $424,091 $427,005 $532,334 $638,761 $713,430  $127,800


* Computed on an annualized basis.

(a) Reflects operations for the period from February 7, 1990 (date of initial public investment) to May 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED MAY 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.



GENERAL INFORMATION



The Company was established as a Maryland corporation under Articles of Incorporation dated February 1, 1993. The Articles of Incorporation permit the Company to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers, and broker/dealers as a convenient means of accumulating an interest in a professionally managed portfolio investing only in short-term U.S. Treasury securities. A minimum initial investment of $10,000 is required except
for retirement plans.      The Fund attempts to stabilize the value of
a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES



The Fund pursues its investment objective by investing only in a portfolio of U.S. Treasury securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Directors (the "Directors") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.



ACCEPTABLE INVESTMENTS



The Fund invests only in U.S. Treasury securities which are fully guaranteed as to principal and interest by the United States.



REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS



The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase
prices.      The Fund may dispose of a commitment prior to settlement
if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of its total assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Company's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES



The adviser receives an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated
Investors.     Federated Advisers and other subsidiaries of Federated
Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Company and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.



DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers to provide distribution and/or administrative services as agents for their clients or customers. These services may include, but are not limited to the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests.

The distributor will pay financial institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon such fees will be paid will be determined from time to time by the Directors of the Fund provided that for any period the total amount of these fees shall not exceed an annual rate of 0.35% of the average net asset value of shares subject to the Plan held during the period by clients or customers of financial institutions. The current annual rate of such fees is 0.35%. Any fees paid by the distributor under the Plan will be reimbursed from the assets of the Fund.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time
by the Fund and Federated Shareholder Services.      SUPPLEMENTAL
PAYMENTS TO FINANCIAL INSTITUTIONS     In addition to payments made
pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment
adviser or its affiliates.      ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES



Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS

 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net
asset value will always remain at $1.00 per share.     The net asset
value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
HOW TO PURCHASE SHARES     Shares are sold at their net asset value,
without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more or additional investments of as little as $500. The minimum initial investment and subsequent investments for retirement plans are only $1,000 and $500, respectively. Financial institutions may impose
different minimum investment requirements on their customers.      In
connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE

Shares may be purchased by wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Treasury Cash Series; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Treasury Cash Series. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM

A minimum of $500 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION

Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE



Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to
unauthorized or fraudulent telephone instructions.      In the event
of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary
public.      SPECIAL REDEMPTION FEATURES

CHECK WRITING

Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD

Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM



If a shareholder's account has a value of at least $10,000, other than retirement accounts subject to required minimum distributions, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program
through their financial institutions or the Fund.      ACCOUNT AND
SHARE INFORMATION

DIVIDENDS


Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.



CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Company owned by a shareholder gives that shareholder one vote in Director elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Company have equal voting rights, except that in matters affecting only a particular portfolio, only shareholders of that portfolio are entitled to vote. The Company is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Company's or the Fund's operation and for election of Directors under certain circumstances.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares of the Company.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Company's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Company shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION



From time to time, the Fund advertises its yield, effective yield and total return.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

TREASURY CASH SERIES

Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Advisers
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and
Trust Company

P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT

PUBLIC ACCOUNTANTS

Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222

[Graphic]

Treasury Cash Series

(A Portfolio of Cash Trust Series, Inc.)

PROSPECTUS


SEPTEMBER 30, 1997


An Open-End Management Investment Company
Federated Securities Corp.,
Distributor

Cusip 147551402


0010801A (9/97)



[Graphic]

TREASURY CASH SERIES

(A PORTFOLIO OF CASH TRUST SERIES, INC.)

STATEMENT OF ADDITIONAL INFORMATION



This Statement of Additional Information should be read with the prospectus of Treasury Cash Series (the "Fund"), a portfolio of Cash Trust Series, Inc. (the "Company") dated September 30, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
FEDERATED INVESTORS TOWER PITTSBURGH, PA 15222-3779     Statement
dated September 30, 1997      [Graphic]

Cusip 147551402


0010801B (9/97)



TABLE OF CONTENTS



 INVESTMENT POLICIES 1 When-Issued and Delayed Delivery Transactions 1 Repurchase Agreements 1 Reverse Repurchase Agreements 1 INVESTMENT LIMITATIONS 1 Selling Short and Buying on Margin 1 Issuing Senior Securities and Borrowing Money 1 Pledging Assets 1 Lending Cash or Securities 1 Investing in Restricted Securities 2 Investing in Commodities 2 Underwriting 2 Concentration of Investments 2 Diversification of Investments 2 Investing in Illiquid Securities 2 Investing in Securities of Other Investment Companies 2 Investing for Control 2 Investing in Options 2 Regulatory Compliance 2 CASH TRUST SERIES, INC.MANAGEMENT 3 Share Ownership 6 Director Compensation 7 Director Liability 7 INVESTMENT ADVISORY SERVICES 7 Investment Adviser 7 Advisory Fees 8 BROKERAGE TRANSACTIONS 8 OTHER SERVICES 8 Fund Administration 8 Custodian and Portfolio Accountant 8 Transfer Agent 8 Independent Public Accountants 8 Distribution Plan and Shareholder SErvices 9 DETERMINING NET ASSET VALUE 9 REDEMPTION IN KIND 9 THE FUND'S TAX STATUS 10 PERFORMANCE INFORMATION 10 Yield 10 Effective Yield 10 Total Return 10 Performance Comparisons 10 Economic and Market Information 11 ABOUT FEDERATED INVESTORS 11 Mutual Fund Market 11 Institutional Clients 11 Bank Marketing 11 Broker/Dealers and Bank Broker/Dealer Subsidiaries 12 FINANCIAL STATEMENTS 12



INVESTMENT POLICIES



Unless indicated otherwise, the policies described below may be changed by the Board of Directors without shareholder approval.
Shareholders will be notified before any material change in these policies becomes effective.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.

The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreement.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets of the Fund at the time of the borrowing.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except that it may purchase or hold U.S Treasury obligations, including repurchase agreements, permitted by its investment objective, policies, and limitations or Articles of Incorporation.

INVESTING IN RESTRICTED SECURITIES

The Fund will not purchase or sell securities which are restricted as to resale under federal securities law.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.


UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The U.S. government is not considered to be an industry.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES



The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.



INVESTING FOR CONTROL



The Fund will not invest in securities of a company for the purpose of exercising control or management.



INVESTING IN OPTIONS



The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.



For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

CASH TRUST SERIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Cash Trust Series, Inc., and principal occupations.

John F. Donahue@*

Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Director

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice

President and Director of the Company.



Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA



Birthdate: February 3, 1934

Director



Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Director

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or

Trustee of the Funds.

William J. Copeland
One PNC Plaza--23rd Floor

Pittsburgh, PA

Birthdate: July 4, 1918

Director

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue*
Federated Investors Tower

Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President and Director

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.

James E. Dowd
571 Hayward Mill Road

Concord, MA

Birthdate: May 18, 1922

Director



Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*

3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Director

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@

Miller, Ament, Henny & Kochuba
205 Ross Street

Pittsburgh, PA

Birthdate: June 18, 1924

Director

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western

Region; Director or Trustee of the Funds.

Peter E. Madden



One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL



Birthdate: March 16, 1942

Director

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer
203 Kensington Ct.
Pittsburgh, PA

Birthdate: October 6, 1926

Director



Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of

the Funds.



John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University

Pittsburgh, PA

Birthdate: December 20, 1932

Director



President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.



Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh

Pittsburgh, PA

Birthdate: September 14, 1925

Director



Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Director



Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.



Richard B. Fisher
Federated Investors Tower

Pittsburgh, PA

Birthdate: May 17, 1923

President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward C. Gonzales

Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle

Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

* This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board between
meetings of the Board.     As referred to in the list of Directors and
Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations;
WesMark Funds; and World Investment Series, Inc.      SHARE OWNERSHIP
    Officers and Directors as a group own less than 1% of the Fund.

As of September 5, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Var & Co., St. Paul, MN, owned approximately 40,349,187 shares (5.00%), Compass Investment Services Corp., Melville, NY, owned approximately 81,404,742 shares (10.10%), BHC Securities, Inc, Philadelphia, PA, owned approximately 97,645,570 shares (12.12%) and Scott & Stringfellow, Inc., Richmond,
VA, owned approximately 135,218,177 shares (16.78%).      DIRECTOR
COMPENSATION


                          AGGREGATE

NAME,                    COMPENSATION

POSITION WITH               FROM          TOTAL COMPENSATION PAID
TRUST                      TRUST*#          FROM FUND COMPLEX+



John F. Donahue,         $0           $0 for the Fund and

Chairman and Director                 56 other investment companies in the Fund Complex
Thomas G. Bigley,        $4,068.51    $108,725 for the Fund and
Director                              56 other investment companies in the Fund Complex
John T. Conroy, Jr.,     $4,476.02    $119,615 for the Fund and
Director                              56 other investment companies in the Fund Complex
William J. Copeland,     $4,476.02    $119,615 for the Fund and
Director                              56 other investment companies in the Fund Complex
J. Christopher Donahue,  $0           $0 for the Fund and
Director                              18 other investment companies in the Fund Complex
James E. Dowd,           $4,476.02    $119,615 for the Fund and
Director                              56 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D., $4,068.51    $108,725 for the Fund and
Director                              56 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.  $4,476.02    $119,615 for the Fund and
Director                              56 other investment companies in the Fund Complex
Peter E. Madden,         $4,068.51    $108,725 for the Fund and
Director                              56 other investment companies in the Fund Complex
Gregor F. Meyer,         $4,068.51    $108,725 for the Fund and
Director                              56 other investment companies in the Fund Complex
John E. Murray, Jr.      $4,068.51    $108,725 for the Fund and
Director                              56 other investment companies in the Fund Complex
Wesley W. Posvar,        $4,068.51    $108,725 for the Fund and
Director                              56 other investment companies in the Fund Complex
Marjorie P. Smuts,       $4,068.51    $108,725 for the Fund and
Director                              56 other investment companies in the Fund Complex


* Information is furnished for the fiscal year ended May 31, 1997.

# The aggregate compensation is provided for the Company which is comprised of four portfolios.



+ The information is provided for the last calendar year.

DIRECTOR LIABILITY

The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the Company, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company.

ADVISORY FEES



For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended May 31, 1997, 1996, and 1995, the adviser earned
$3,518,991, $3,046,700, and $2,165,237, respectively, of which
$233,279, $218,855, and $351,246, respectively, were waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended May 31, 1997, 1996,
and 1995, the Fund paid no brokerage commissions.      Although
investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION



Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended May 31, 1997, 1996, and 1995, the Administrators earned $531,651,
$460,924, and $327,818, respectively.



CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Fund are Deloitte & Touche LLP, Pittsburgh, PA.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account
designations, and addresses.     By adopting the Plan, the Directors
expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, the Fund may be able to curb sharp
fluctuations in rates of redemptions and sales.      Other benefits,
which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their
accounts.     For the fiscal year ended May 31, 1997, payments in the
amount of $703,798 were made pursuant to the Plan, all of which was paid to financial institutions. In addition, for the fiscal year, the Fund paid shareholder service fees in the amount of $1,759,496. DETERMINING NET ASSET VALUE

The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the
opposite may be true.     The Fund's use of the amortized cost method
of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
     REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.

YIELD


The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

The Fund's yield for the seven-day period ended May 31, 1997, was 4.53%.


EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

The Fund's effective yield for the seven-day period ended May 31, 1997, was 4.64%.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming
the monthly reinvestment of all dividends and distributions.     The
Fund's average annual total returns for the one-year period and five-year period ended May 31, 1997, and for the period from February 7, 1990 (date of initial public investment) through May 31, 1997, were
4.50%, 3.70% and 4.37%, respectively.      PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   * Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



   * IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.



   * Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION



Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company
Institute.      ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making --structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
    In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated Investors managed more than $50.3 billion in assets across 50 money market funds, including 18 government, 11 prime and 21 municipal with assets approximating $28.0 billion, $12.8 billion and $9.5 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.



MUTUAL FUND MARKET



Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the
more than 6,000 funds available.*      Federated Investors, through
its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.



BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.



BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES



Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.



FINANCIAL STATEMENTS



The financial statements for Treasury Cash Series for the fiscal year ended May 31, 1997, are incorporated herein by reference to the Annual Report to Shareholders of Treasury Cash Series dated May 31, 1997.



* Source: Investment Company Institute

Cash Trust Series, Inc.

Prime Cash Series, Treasury Cash Series, Government Cash Series, Municipal Cash Series

PROSPECTUS


This prospectus offers shares in Prime Cash Series (the "Prime Fund"), Treasury Cash Series (the "Treasury Fund"), Government Cash Series (the "Government Fund"), and Municipal Cash Series (the "Municipal Fund"). Each of these Funds is a separate money market portfolio of Cash Trust Series, Inc. (the "Company"). Except for the Municipal Fund, each Fund seeks current income consistent with stability of principal and liquidity. The Municipal Fund seeks current income exempt from federal regular income tax consistent with stability of
principal.      THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS
OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. EACH FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in any of the Funds. Keep this prospectus for future reference.



Each Fund has also filed a Statement of Additional Information dated September 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in each Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of a Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about a Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Funds is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE

CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997



TABLE OF CONTENTS



 Summary of Fund Expenses                           1
 Financial Highlights--Prime Cash Series            2
 Financial Highlights--Treasury Cash Series         3
 Financial Highlights--Government Cash Series       4
 Financial Highlights--Municipal Cash Series        5
 General Information                                6
 Investment Information                             6
 Investment Objective                               6
 Investment Policies                                6
 Acceptable Investments                             6
 More About the Municipal Fund                      9
 Investment Limitations                            10
 Fund Information                                  10
 Management of the Funds                           10
 Distribution of Shares                            11
 Administration of the Funds                       11
 Net Asset Value                                   12
 How to Purchase Shares                            12
 Purchasing Shares Through a Financial Institution 12
 Purchasing Shares by Wire                         12
 Purchasing Shares by Check                        12
 Special Purchase Features                         12
 How to Redeem Shares.                             12
 Redeeming Shares Through a Financial Institution  13
 Redeeming Shares by Telephone                     13
 Redeeming Shares by Mail                          13
 Special Redemption Features                       13
 Account and Share Information                     14
 Dividends                                         14
 Capital Gains                                     14
 Confirmations and Account Statements              14
 Accounts with Low Balances                        14
 Voting Rights                                     14
 Tax Information                                   14
 Federal Income Tax                                14
 State and Local Taxes                             15
 Performance Information                           15



SUMMARY OF FUND EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) (As a percentage of average net assets)



                                           PRIME       TREASURY     GOVERNMENT     MUNICIPAL
                                        CASH SERIES   CASH SERIES   CASH SERIES   CASH SERIES


 Management Fees (after waivers)(1)        0.30%         0.47%         0.40%         0.41%
 12b-1 Fee(2)                              0.10%         0.10%         0.10%         0.10%
 Total Other Expenses                      0.59%         0.42%         0.49%         0.48%
     Shareholder Services Fee        0.25%          0.25%         0.25%         0.25%
 Total Fund Operating Expenses
 (after waivers)(3)                        0.99%         0.99%         0.99%         0.99%



(1) The management fees have been reduced to reflect the voluntary waivers of portions of the management fees. The adviser can terminate these voluntary waivers at any time at its sole discretion. The
maximum management fees are 0.50%.     (2) The maximum 12b-1 fees are
0.35%.

(3) The Total Fund Operating Expenses would have been 1.19%, 1.02%, 1.09%, and 1.08% absent the voluntary waivers of a portion of the management fees for Prime Cash Series, Treasury Cash Series, Government Cash Series, and Municipal Cash Series Funds, respectively.
     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


Example You would pay the following expenses on a $1,000
investment on any Fund in the Cash Trust Series, Inc., assuming (1) a 5%
annual return and (2) redemption at the end of each time period.
1 Year                                                                        $ 10
3 Years                                                                       $ 32
5 Years                                                                       $ 55
10 Years                                                                      $121

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--PRIME CASH SERIES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated July 8, 1997, on the Fund's Financial Statements for the year ended May 31, 1997, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.


                                                      YEAR ENDED MAY 31,

                                1997       1996       1995     1994     1993     1992     1991    1990(A)
 NET ASSET VALUE,
 BEGINNING OF PERIOD           $ 1.00     $ 1.00     $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
 INCOME FROM INVESTMENT

 OPERATIONS

   Net investment income         0.05       0.05       0.05     0.02     0.03     0.04     0.07     0.06
 LESS DISTRIBUTIONS

   Distributions from net

   investment income           (0.05)     (0.05)     (0.05)   (0.02)   (0.03)   (0.04)   (0.07)   (0.06)
 NET ASSET VALUE,
 END OF PERIOD                 $ 1.00     $ 1.00     $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00    $1.00
 TOTAL RETURN(B)                4.64%      4.90%      4.60%    2.48%    2.61%    4.37%    6.99%    6.56%
 RATIOS TO AVERAGE NET

 ASSETS

   Expenses                     0.99%      0.99%      0.99%    0.99%    0.99%    0.98%    0.94%   0.73%*
   Net investment income        4.55%      4.78%      4.57%    2.45%    2.58%    4.21%    6.50%   7.82%*
   Expense
   waiver/reimbursement(c)      0.20%      0.38%      0.20%    0.18%    0.15%    0.22%    0.44%   0.46%*
 SUPPLEMENTAL DATA
   Net assets, end of

   period (000 omitted)    $2,363,382 $1,539,235 $1,027,083 $791,147 $796,832 $750,016 $562,465 $189,254


* Computed on an annualized basis.

(a) Reflects operations for the period from August 18, 1989 (date of initial public investment) to May 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED MAY 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.



FINANCIAL HIGHLIGHTS--TREASURY CASH SERIES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated July 8, 1997, on the Fund's Financial Statements for the year ended May 31, 1997, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.


                                                           YEAR ENDED MAY 31,

                             1997     1996     1995     1994     1993     1992     1991    1990(A)
 NET ASSET VALUE,
 BEGINNING OF PERIOD        $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00

 INCOME FROM INVESTMENT

 OPERATIONS

 Net investment income        0.04     0.05     0.04     0.02     0.02     0.04     0.07     0.02
 LESS DISTRIBUTIONS

 Distributions from net

 investment income          (0.04)   (0.05)   (0.04)   (0.02)   (0.02)   (0.04)   (0.07)   (0.02)
 NET ASSET VALUE,
 END OF PERIOD              $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
 TOTAL RETURN(B)             4.50%    4.83%    4.34%    2.37%    2.47%    4.24%    6.83%    2.42%
 RATIOS TO AVERAGE NET

 ASSETS

 Expenses                    0.99%    0.99%    0.99%    0.99%    0.99%    0.98%    0.88%   0.60%*
 Net investment income       4.41%    4.70%    4.26%    2.33%    2.46%    4.18%    6.39%   7.75%*
 Expense
 waiver/reimbursement(c)     0.03%    0.29%    0.08%    0.10%    0.04%    0.04%    0.22%   0.44%*
 SUPPLEMENTAL DATA
 Net assets, end of       $771,164 $593,730 $424,091 $427,005 $532,334 $638,761 $713,430 $127,800
 period (000 omitted)

* Computed on an annualized basis.

(a) Reflects operations for the period from February 7, 1990 (date of initial public investment) to May 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED MAY 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.



FINANCIAL HIGHLIGHTS--GOVERNMENT CASH SERIES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated July 8, 1997, on the Fund's Financial Statements for the year ended May 31, 1997, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.


                                                      YEAR ENDED MAY 31,

                              1997     1996     1995     1994     1993     1992     1991    1990(A)
 NET ASSET VALUE,            $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00

 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT

 OPERATIONS

 Net investment income         0.04     0.05     0.04     0.02     0.03     0.04     0.07     0.06
 LESS DISTRIBUTIONS

 Distributions from net      (0.04)   (0.05)   (0.04)   (0.02)   (0.03)   (0.04)   (0.07)   (0.06)
 investment income
 NET ASSET VALUE, END OF     $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
 PERIOD

 TOTAL RETURN(B)              4.54%    4.85%    4.43%    2.45%    2.54%    4.33%    6.80%    6.53%
 RATIOS TO AVERAGE NET
 ASSETS
 Expenses                     0.99%    0.99%    0.99%    0.99%    0.99%    0.98%    0.94%   0.73%*
 Net investment income        4.45%    4.75%    4.35%    2.41%    2.53%    4.25%    6.48%   7.74%*
 Expense                      0.10%    0.30%    0.08%    0.09%    0.06%    0.06%    0.13%   0.32%*
 waiver/reimbursement(c)
 SUPPLEMENTAL DATA
 Net assets, end of        $530,367 $448,129 $453,096 $401,334 $400,231 $550,675 $631,718 $493,995
 period (000 omitted)

* Computed on an annualized basis.

(a) Reflects operations for the period from August 23, 1989 (date of initial public investment) to May 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED MAY 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.



FINANCIAL HIGHLIGHTS--MUNICIPAL CASH SERIES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated July 8, 1997, on the Fund's Financial Statements for the year ended May 31, 1997, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.


                                                             YEAR ENDED MAY 31,

                                  1997     1996     1995     1994     1993     1992     1991    1990(A)
 NET ASSET VALUE,
 BEGINNING OF PERIOD             $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
 INCOME FROM INVESTMENT

 OPERATIONS

   Net investment income           0.03     0.03     0.03     0.02     0.03     0.04     0.05     0.04
 LESS DISTRIBUTIONS

   Distributions from net

   investment income             (0.03)   (0.03)   (0.03)   (0.02)   (0.03)   (0.04)   (0.05)   (0.04)
 NET ASSET VALUE, END OF

 PERIOD                          $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
 TOTAL RETURN(B)                  2.80%    3.04%    2.84%    1.83%    2.11%    3.53%    5.24%    4.68%
 RATIOS TO AVERAGE
 NET ASSETS

   Expenses                       0.99%    0.99%    0.99%    0.99%    0.99%    0.98%    0.94%   0.73%*
   Net investment income          2.75%    2.99%    2.76%    1.81%    2.10%    3.42%    5.02%   5.76%*
   Expense
   waiver/reimbursement(c)        0.09%    0.33%    0.05%    0.06%    0.03%    0.03%    0.17%   0.45%*
 SUPPLEMENTAL DATA
   Net assets, end of period

   (000 omitted)               $515,060 $478,605 $445,164 $574,801 $456,205 $516,814 $403,151 $195,897


* Computed on an annualized basis.

(a) Reflects operations for the period from August 25, 1989 (date of initial public investment) to May 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED MAY 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.



GENERAL INFORMATION



The Company was established as a Maryland corporation under Articles of Incorporation dated February 1, 1993. The Articles of Incorporation permit the Company to offer separate series of shares representing interests in separate portfolios of securities. Each Fund is designed for customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers, and broker/dealers as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial investment of $10,000 is required, except for retirement plans. The Municipal Fund may not be a suitable investment for retirement plans because it invests in municipal securities.
Each Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

Except for the Municipal Fund, the investment objective of each Fund is current income consistent with stability of principal and liquidity. The investment objective of the Municipal Fund is current income exempt from federal regular income tax consistent with stability of principal. An investment objective cannot be changed without shareholder approval. While there is no assurance that a Fund will achieve its investment objective, each endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES



Each Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. All securities must be denominated and payable in U.S. dollars. The average maturity of the securities in each Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. The Municipal Fund has a fundamental policy that at least 80% of its annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Directors (the "Directors") without shareholder approval. Shareholders will be notified before any material change in these
policies becomes effective.      ACCEPTABLE INVESTMENTS

The Prime Fund invests in high quality money market instruments that are either rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to: domestic issues of corporate debt obligations, including variable rate demand notes; commercial paper (including Canadian Commercial Paper and Europaper); certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments"); short-term credit facilities; asset backed securities; obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and other
money market instruments     The Treasury Fund invests only in U.S.
Treasury securities which are fully guaranteed as to principal and interest by the United States.

The Government Fund invests only in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States; notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of instrumentalites. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities since it is not obligated to do so. These instrumentalities are supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.



The Municipal Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to: tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues; bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds; municipal commercial paper and other short-term notes; variable rate demand notes; municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Prime Fund and the Municipal Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Prime Fund and the Municipal Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit these Funds to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Prime Fund and the Municipal Fund treat variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

BANK INSTRUMENTS



The Prime Fund invests in Bank Instruments that are either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs"). The Prime Fund will treat securities credit enhanced with a bank's letter
of credit as Bank Instruments.      ASSET-BACKED SECURITIES     The
Prime Fund invests in asset-backed securities that are issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. These securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables
held by the issuer.      SHORT-TERM CREDIT FACILITIES     The Prime
Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporation, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Prime Fund treats any commitments to provide such advances as a standby commitment to
purchase the borrower's notes.      REPURCHASE AGREEMENTS     Certain
securities in the Funds invest may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Funds and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities.

AGENCY MASTER DEMAND NOTES

The Government Fund may enter into master demand notes with various federal agencies and instrumentalities. Under a master demand note, the Government Fund has the right to increase or decrease the amount of the note on a daily basis within specified maximum and minimum amounts. Master demand notes also normally provide for full or partial repayment upon seven or more days notice by either the Government Fund or the borrower and bear interest at a variable rate. The Government Fund relies on master demand notes, in part, to provide daily liquidity. To the extent that the Government Fund cannot obtain liquidity through master demand notes, it may be required to maintain a larger cash position, invest more assets in securities with current maturities or dispose of assets at a gain or loss to maintain
sufficient liquidity.      CREDIT ENHANCEMENT     Certain of the Prime
Fund's and the Municipal Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Prime Fund and the Municipal Fund and affect their share prices. The Municipal Fund may have more than 25% of its total assets
invested in securities credit-enhanced by banks.      DEMAND FEATURES
    The Prime Fund and the Municipal Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Funds. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Funds use these arrangements to provide liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit
enhancement.      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Each of the Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.



A Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES

As a matter of fundamental investment policy, which cannot be changed without shareholder approval, the Prime Fund and the Municipal Fund may invest no more than 10% of their net assets in restricted securities, except Section 4(2) commercial paper in the case of the Prime Fund. Restricted securities are any securities in which the Funds may invest pursuant to their investment objectives and policies but which are subject to restrictions on resale under federal securities law. As a matter of non-fundamental investment policy, the Prime Fund and the Municipal Fund will not invest more than 10% of their net assets in illiquid securities, including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice, and in the case of the Prime Fund, restricted securities other than Section 4(2) commercial paper.



LENDING OF PORTFOLIO SECURITIES



In order to generate additional income, the Prime Fund and the Government Fund may lend their portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Prime Fund and the Government Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

CONCENTRATION OF INVESTMENTS

As a matter of fundamental policy, the Prime Fund will invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the Prime Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified in the industry of their parent's corporation. In addition, the Prime Fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment. Concentrating investments in one industry may subject the Prime Fund
to more risk than if it did not concentrate.      MORE ABOUT THE
MUNICIPAL FUND

PARTICIPATION INTERESTS



The Municipal Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Municipal Fund to treat the income from the investment as exempt from federal income tax. The Municipal Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.



MUNICIPAL LEASES

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

TEMPORARY INVESTMENTS

From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Municipal Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Municipal Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Municipal Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Municipal Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Municipal Securities is subject to the federal alternative minimum tax.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Municipal Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the
Municipal Fund could become limited.     The Municipal Fund may invest
in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Municipal Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. The Municipal Fund's concentration in Municipal Securities may entail a greater level of
risk than other types of money market funds.      INVESTMENT
LIMITATIONS

Each Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, each Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of its total assets to secure
such borrowings.     The above investment limitations cannot be
changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Treasury Fund and the Government Fund will not invest more than 10% of their net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.



FUND INFORMATION

MANAGEMENT OF THE FUNDS

BOARD OF DIRECTORS

The Funds are managed by a Board of Directors. The Directors are responsible for managing each Fund's business affairs and for exercising all the Company's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for each Fund are made by Federated Advisers, the Funds' investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for each Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES



The adviser receives an annual investment advisory fee equal to 0.50% of each Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of a Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated
Investors.     Federated Advisers and other subsidiaries of Federated
Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Company and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage each Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to a Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by a Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the
Directors, and could result in severe penalties.      DISTRIBUTION OF
SHARES

Federated Securities Corp. is the principal distributor for shares of each Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and brokers/dealers to provide distribution and/or administrative services as agents for their clients or customers. These services may include, but are not limited to the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Funds; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Funds reasonably request.

The distributor will pay financial institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Directors of the Funds provided that for any period the total amount of these fees shall not exceed an annual rate of 0.35% of the average net asset value of shares subject to the Plan held during the period by clients or customers of financial institutions. The current annual rate of such fees is 0.35%. Any fees paid by the distributor under the Plan, will be reimbursed from the assets of a Fund.

In addition, each Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which a Fund may make payments up to 0.25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by each Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Funds' investment adviser or its affiliates.



ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

 MAXIMUM           AVERAGE AGGREGATE
   FEE              DAILY NET ASSETS

 0.150%        on the first $250 million
 0.125%         on the next $250 million
 0.100%         on the next $250 million
 0.075%   on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

Each Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Funds cannot guarantee that their
net asset values will always remain at $1.00 per share.     The net
asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
     HOW TO PURCHASE SHARES     Shares are sold at their net asset
value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Funds, with a minimum initial investment of $10,000 or more or additional investments of as little as $500. The minimum initial investment and subsequent investments for retirement plans are only $1,000 and $500, respectively. Financial institutions may impose different minimum investment requirements on their
customers.      In connection with any sale, Federated Securities
Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Funds before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when a Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE



Shares may be purchased by wire by calling the appropriate Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Fund Name; Fund Number (this number can be found on the account statement or by contacting the Funds); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to the name of the appropriate Fund. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM



A minimum of $500 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Funds to participate in this program.



HOW TO REDEEM SHARES



Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Funds compute their net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION



Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE



Redemptions in any amount may be made by calling the Funds provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) for the Prime Fund, the Treasury Fund and the Government Fund and 12:00 noon (Eastern time) for the Municipal Fund will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.



Telephone instructions may be recorded and if reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Funds shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Funds or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Funds do not accept signatures guaranteed by a notary
public.      SPECIAL REDEMPTION FEATURES

CHECK WRITING



Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or a Fund to redeem shares, and a check may not be written to close an
account.      DEBIT CARD

Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM



If a shareholder's account has a value of at least $10,000, other than retirement accounts subject to required minimum distributions, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program
through their financial institutions or the Funds.      ACCOUNT AND
SHARE INFORMATION

DIVIDENDS


Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Funds unless cash payments are requested by writing to the Funds. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.



CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Funds will not issue share
certificates.      ACCOUNTS WITH LOW BALANCES     Due to the high cost
of maintaining accounts with low balances, the Funds may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
VOTING RIGHTS     Each share of the Company owned by a shareholder
gives that shareholder one vote in Director elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Company have equal voting rights, except that in matters affecting only a particular portfolio, only shareholders of that portfolio are entitled to vote. The Company is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Company's or a Fund's operation and
for election of Directors under certain circumstances.      Directors
may be removed by the Directors or by shareholders at a special meeting. A special meeting shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding
shares of the Company.     As of September 5, 1997 McDonald & Co.
Securities, Inc., Cincinnati, Ohio, owned 32.59% of the voting securities of the Municipal Fund, and, therefore, may, for certain purposes, be deemed to control the Municipal Fund and be able to affect the outcome of certain matters presented for a vote of
shareholders.      TAX INFORMATION

FEDERAL INCOME TAX

The Funds will pay no federal income tax because they expect to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by one Fund will not be combined for tax purposes with those realized by any other Fund.

Shareholders of the Municipal Fund are not required to pay the federal regular income tax on any dividends received from the Municipal Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Municipal Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Municipal Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Company shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.



Because interest received by the Municipal Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Municipal Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
PERFORMANCE INFORMATION     From time to time, the Funds advertise
their yield, effective yield, tax-equivalent yield, and total return.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Municipal Fund's tax-exempt yield, assuming a specific tax
rate.      Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare a Fund's performance to certain indices.

NOTES

[Graphic]
Federated Investors
Cash Trust Series, Inc.

Prime Cash Series, Treasury Cash Series, Government Cash Series,
Municipal Cash Series

PROSPECTUS


SEPTEMBER 30, 1997


Portfolios of Cash Trust Series, Inc., an Open-End Management Investment
Company

CASH TRUST SERIES, INC.

Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Advisers
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP 2500 One PPG Place Pittsburgh, PA 15222
Federated Securities Corp., Distributor      Cusip 147551105 Cusip
147551402 Cusip 147551204 Cusip 147551303     G00861-01 (9/97)
[Graphic]

PART C.         OTHER INFORMATION.

Item 24.          Financial Statements and Exhibits:

(a) Financial Statements: Incorporated by reference to the Annual Reports to Shareholders of the Funds dated May 31, 1997 (File Nos. 33-29838 and 811-5843).

(b)  Exhibits:

     (1)  Conformed copy of Articles of Incorporation of the Registrant (7);
     (2)  Copy of By-Laws of the Registrant as a Maryland corporation (9);

     (3)  Not applicable;

     (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (2);

     (5)  Conformed copy of Investment Advisory Contract of the Registrant (7);
     (6) Conformed copy of Administrative Support and Distributor's Contract of the Registrant (3);

             (i)      The Registrant hereby
                      incorporates the
                      conformed copy of the
                      specimen Mutual Funds
                      Sales and Service
                      Agreement; Mutual Funds
                      Service Agreement and
                      Plan Trustee/Mutual Funds
                      Service Agreement from
                      Item 24(b)6 of the Cash
                      Trust Series II
                      Registration Statement on
                      Form N-1A, filed with the
                      Commission on July 24,
                      1995. (File Nos.
                      33-38550 and 811-6269);

     (7) Not applicable;

     (8)      Conformed copy of Custodian Contract of the Registrant (9);

     (9)      (i)  Conformed copy of Agreement for Fund Accounting Services,
                   Administrative Services, Shareholder Recordkeeping Services, and Custody Services Procurment (10);

              (ii) The responses described in Item 24(b)6(i) are hereby
                   incorporated by reference;

     (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (3);

     (11)     Conformed copy of Consent of the Independent Auditors; +

     (12)     Not applicable;

+ Exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed August 14, 1989
     (File Nos. 33-29838 and 811-5843).

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed December 6, 1989
     (File Nos. 33-29838 and 811-5843).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed September 23, 1993
     (File Nos. 33-29838 and 811-5843).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed September 27, 1995
     (File Nos. 33-29838 and 811-5843).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed September 25, 1996
     (File Nos. 33-29838 and 811-5843).

      (13)     Conformed copy of Initial Capital Understanding (2);
      (14)     Not applicable;
      (15)     The responses described in Item 24(b) are hereby

               incorporated by reference;

      (16)     Copy of Schedule for Computation of Fund Performance Data (4);
      (17)     Copy of Financial Data Schedules; +

      (18)     Not applicable;

      (19)     Conformed copy of Power of Attorney; +

Item 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

                  None

Item 26.          NUMBER OF HOLDERS OF SECURITIES:

                                                       Number of Record Holders

                  TITLE OF CLASS                       AS OF SEPTEMBER 5, 1997

                  Shares of Beneficial Interest

                  Municipal Cash Series                       11,515
                  Prime Cash Series                          340,870
                  Treasury Cash Series                        10,864
                  Government Cash Series                      17,980


Item 27.          INDEMNIFICATION:  (1)

Item 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

                  (a) For a description of the other business of the investment adviser, see the section entitled "Fund Information - Management of the Fund" in Part A. The affiliations with the Registrant of three of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Cash Trust Series, Inc., Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 West Market Street, Georgetown, Delaware 19947.

                         The remaining Officers of the investment
adviser are:

                         Executive Vice Presidents:     William D. Dawson, III
                                                        Henry A. Frantzen
                                                        J. Thomas Madden

+ Exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed July 13, 1989
     (File Nos. 33-29838 and 811-5843).

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed August 14, 1989
     (File Nos. 33-29838 and 811-5843).

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed July 23, 1990
     (File Nos. 33-29838 and 811-5843).

      Senior Vice Presidents:                  Peter R. Anderson
                                               Drew J. Collins
                                               Jonathan C. Conley
                                               Deborah A. Cunningham
                                               Mark E. Durbiano
                                               J. Alan Minteer
                                               Susan M. Nason
                                               Mary Jo Ochson

      Vice Presidents:                         J. Scott Albrecht
                                               Joseph M. Balestrino
                                               Randall S. Bauer
                                               David F. Belton
                                               David A. Briggs
                                               Kenneth J. Cody
                                               Alexandre de Bethmann
                                               Michael P. Donnelly
                                               Linda A. Duessel
                                               Donald T. Ellenberger
                                               Kathleen M. Foody-Malus
                                               Thomas M. Franks
                                               Edward C. Gonzales
                                               James E. Grefenstette
                                               Susan R. Hill
                                               Stephen A. Keen
                                               Robert K. Kinsey
                                               Robert M. Kowit
                                               Jeff A. Kozemchak
                                               Marian R. Marinack
                                               Sandra L. McInerney
                                               Robert J. Ostrowski
                                               Charles A. Ritter
                                               Scott B. Schermerhorn
                                               Frank Semack
                                               Aash M. Shah
                                               William F. Stotz
                                               Tracy P. Stouffer
                                               Edward J. Tiedge
                                               Paige M. Wilhelm
                                               Jolanta M. Wysocka

      Assistant Vice Presidents:               Todd A. Abraham
                                               Stefanie L. Bachhuber
                                               Arthur J. Barry
                                               Micheal W. Casey
                                               Robert E. Cauley
                                               Donna M. Fabiano
                                               John T. Gentry
                                               William R. Jamison
                                               Constantine Kartsonsas
                                               Robert M. Marsh
                                               Joseph M. Natoli
                                               Keith J. Sabol
                                               Michael W. Sirianni
                                               Gregg S. Tenser

      Secretary:                               Stephen A. Keen

      Treasurer:                               Thomas R. Donahue

      Assistant Secretaries:                   Thomas R. Donahue
                                               Richard B. Fisher
                                               Christine I. McGonigle

      Assistant Treasurer:                     Richard B. Fisher

                         The business address of each of the Officers
              of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.          PRINCIPAL UNDERWRITERS:

                  (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
                  2-5 Years; Federated U.S. Government Securities
                  Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

                  Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company:
                  Liberty Term Trust, Inc.- 1999.


                  (b)

              (1)                                         (2)                       (3)
Name and Principal                         Positions and Offices          Positions and Offices

 BUSINESS ADDRESS                             WITH DISTRIBUTOR                WITH REGISTRANT

Richard B. Fisher                          Director, Chairman, Chief            President
Federated Investors Tower                  Executive Officer, Chief

Pittsburgh, PA 15222-3779                  Operating Officer, Asst.
                                           Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice             Executive Vice
Federated Investors Tower                  President, Federated,                President

Pittsburgh, PA 15222-3779                  Securities Corp.

Thomas R. Donahue                          Director, Assistant Secretary              --
Federated Investors Tower                  and Assistant Treasurer
Pittsburgh, PA 15222-3779                  Federated Securities Corp

John B. Fisher                             President-Institutional Sales,             --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                   --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                   --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                     --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                     --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                     --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                     --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                     --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                     --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                     --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                     --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779




              (1)                                         (2)                       (3)
Name and Principal                         Positions and Offices          Positions and Offices

 BUSINESS ADDRESS                             WITH DISTRIBUTOR                WITH REGISTRANT

Keith Nixon                                Senior Vice President,                     --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                     --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                     --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                     --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Byron F. Bowman                            Vice President, Secretary,                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779




              (1)                                         (2)                       (3)
Name and Principal                         Positions and Offices          Positions and Offices

 BUSINESS ADDRESS                             WITH DISTRIBUTOR                WITH REGISTRANT

Jill Ehrenfeld                             Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard C. Gonzales                        Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Brian G. Kelly                             Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                     Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779




              (1)                                         (2)                       (3)
Name and Principal                         Positions and Offices          Positions and Offices

 BUSINESS ADDRESS                             WITH DISTRIBUTOR                WITH REGISTRANT

Thomas A. Peters III                       Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                           Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard Suder                              Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779




              (1)                                         (2)                       (3)
Name and Principal                         Positions and Offices          Positions and Offices

 BUSINESS ADDRESS                             WITH DISTRIBUTOR                WITH REGISTRANT

Paul A. Uhlman                             Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                            --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                  --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                  --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Assistant Vice President,                  --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --

Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                            Assistant Secretary,                       --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779



                  (c)      Not applicable.

Item 30.          LOCATION OF ACCOUNTS AND RECORDS:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

                  REGISTRANT                     Federated Investors Tower
                                                 Pittsburgh, PA 15222-3779

                  FEDERATED SHAREHOLDER

                  SERVICES COMPANY               P.O. Box 8600
                  Transfer Agent and Dividend    Boston, MA 02266-8600
                  Disbursing Agent

                  FEDERATED SERVICES             Federated Investors Tower

                  COMPANY                        Pittsburgh, PA 15222-3779

                  Administrator

                  FEDERATED ADVISERS             Federated Investors Tower
                  Investment Adviser             Pittsburgh, PA 15222-3779

                  STATE STREET BANK AND          P.O. Box 8600
                  ---------------------
                  TRUST COMPANY                  Boston, MA 02266-8600

                  Custodian

Item 31.          MANAGEMENT SERVICES:  Not applicable.

Item 32.          UNDERTAKINGS:

                  Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, CASH TRUST SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendent to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 24th day of September, 1997.

                        CASH TRUST SERIES, INC.

                           BY: /s/ J. Crilley Kelly
                           J. Crilley Kelly, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           September 24, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE                        DATE

By:   /s/ J. Crilley Kelly

      J. Crilley Kelly           Attorney In Fact          September 24, 1997
      ASSISTANT SECRETARY        For the Persons
                                 Listed Below

      NAME                          TITLE

John F. Donahue*                 Chairman and Director
                                 (Chief Executive Officer)

Richard B. Fisher*               President

John W. McGonigle*               Executive Vice President,
                                 Treasurer and Secretary
                                 (Principal Financial and
                                 Accounting Officer)

Thomas G. Bigley*                Director

John T. Conroy, Jr.*             Director

William J. Copeland*             Director

J. Christopher Donahue*          Executive Vice President
                                 and Director

James E. Dowd*                   Director

Lawrence D. Ellis, M.D.*         Director

Edward L. Flaherty, Jr.*         Director

Peter E. Madden*                 Director

Gregor F. Meyer*                 Director

John E. Murray, Jr.*             Director

Wesley W. Posvar*                Director

Marjorie P. Smuts*               Director

* By Power of Attorney